UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

May 31, 2020
Classes A, I, R and R6

■	Voya Target In-Retirement Fund
■	Voya Target Retirement 2020 Fund
■	Voya Target Retirement 2025 Fund
■	Voya Target Retirement 2030 Fund
■	Voya Target Retirement 2035 Fund
■	Voya Target Retirement 2040 Fund
■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Funds’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Markets Advance Despite Headwinds

Dear Shareholder,

During the one-year fiscal period of this report, the financial markets have shown us a wide range of potential conditions. They were on the upswing in the first half of the fiscal year, pushed by the tailwinds of easing trade tensions and supportive central bank policies. Then, in the second fiscal half came the headwind of the Covid-19 pandemic — measures taken to curtail the spread of the virus stalled the global economy and put the financial markets into a tailspin. In our opinion, the response from global policy makers was swift and massive, particularly from the U.S. Federal Reserve Board (“Fed”) and Congress; those actions have alleviated some of the pain during the contraction, and hopefully will foster recovery once the lockdowns are lifted.

In our view, the massive global policy response to the coronavirus crisis has created a wide divergence between asset prices and the real economy. The financial markets have resurged on expectations that the Fed will continue its support, that the pandemic eventually will subside and that the economy will quickly rebound once restraints are lifted. While policy alone is not sufficient, we believe it is creating the conditions for a robust recovery and markets have been quick to factor in such a scenario. We believe investors are discounting current conditions to focus on corporate earnings potential one to two years ahead.

Only time will tell if that is a wise approach; in the meantime, we still expect to face heightened economic and market uncertainty. Nonetheless, we believe the basics of investing remain intact: in our view, the best approach is to diversify one’s portfolio as broadly as possible, and avoid the temptation to time market entries and exits, seeking to capture gains or sidestep losses. The risk-return tradeoffs your advisor built into your portfolio are intended to achieve long-term investment goals; they should not be undone for any shorter-term considerations. In our view, even severe market disruptions such as the coronavirus pandemic should not distract investors from focusing on their long-term objectives.

While we are humble and realistic in the face of the challenges ahead, we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
June 15, 2020

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

BENCHMARK DESCRIPTIONS

Index	Description
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index, S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index, S&P Target Date 2045 Index, S&P Target Date 2050 Index, S&P Target Date 2055 Index, and S&P Target Date 2060+ Index

Each index seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and beyond the 2060 retirement horizon, respectively.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT FUNDS

Voya Target Retirement Funds consist of Voya Target Retirement 2020 Fund*, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund and Voya Target In-Retirement Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective** by investing in a combination of other funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA, Barbara Reinhard, CFA and Chief Investment Officer and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser***.

The Funds seek to achieve their respective investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make initial withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches its target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, whose target allocation among the Underlying Funds is approximately 35% equity securities and 65% debt instruments.

Portfolio Specifics: For the year ended May 31, 2020 with the exception of Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund and Voya Target Retirement 2025 Fund, the Funds outperformed their respective primary prospectus benchmarks, the S&P Target Date indices (see below).

For the year ended May 31, 2020, the Underlying Fund performance was mixed — detracting from performance in the Income — 2035 Funds, but positively contributing in the 2040-2060 Funds. The Underlying Funds with top performance relative to their benchmark were Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager Mid Cap Value Fund and Voya Multi-Manager International Equity Fund. The Underlying Funds with the worst performance relative to their benchmarks included Voya U.S. High Dividend Low Volatility Fund, Voya Strategic Income Opportunities Fund and Voya Large Cap Growth Fund. The active strategies removed during the period included Voya Floating Rate Fund and JPMorgan Emerging Markets Sleeve (sub-advisor within the Voya Multi-Manager Emerging Markets Fund). The active strategies added during the period included the FTSE Multi-Factor strategy within the Voya Multi-Manager Emerging Markets Fund and Voya High Yield Bond Fund.

Asset Allocation: The Funds started the reporting period favoring equities over fixed income. The Funds held overweight positions in domestic large cap, long duration government bonds and short duration bonds, funded by reduced allocations to developed international, core U.S. fixed income and high yield bonds. At the end of June, the Funds lowered equity exposure within the 2020 vintage, as the first of a four-part equity glide down, to eventually merge the 2020 vintage into the Income vintage in August 2020. In early August 2019, the Funds reduced allocation to emerging markets equity in favor of domestic large cap equity. At the time of the trade, Federal Open Market Committee policy indicated less supportive policy action than expected, supporting a stronger USD — a historical headwind to equities in emerging markets. In the middle of August, the Funds reduced overall equity exposure by selling domestic large cap in favor of core U.S. fixed income, reflective of expectations for soft industrial data, and lack of support from sentiment measures. This trade was unwound at the beginning of September after having reached its stop-loss range.

In September, the Funds increased their exposure to domestic small cap equity, after giving underweight to the asset class over the course of two years. At the time of the trade, the underperformance of small cap equities had reached historical extremes, and valuations had become attractive, indicating potential performance reversal. In addition, lower interest rates driven by the U.S. Federal Reserve Board (“Fed”) policy should be supportive of growth, which is tracked closely by small cap stocks. The final trade in the quarter extended duration across the suite as a defensive measure in a volatile market punctuated by oil shocks.

Three trades were enacted across the Funds in October. The first trade reduced the existing duration underweight of the Funds through the purchase of long government bonds funded by intermediate bonds. This positioning reflected our belief that U.S. employment will likely weaken from its current pace, leading to continued easing by the Fed. The second and third trades of the month sought to diversify the Funds’ existing equity overweight, rotating a portion from domestic into both developed international and emerging market equities. At the time of the trades, recent foreign data, such as Global PMI, supported the idea that the global economy had stopped slumping and was stabilizing.

In January, the Funds reversed a trade that had favored developed international equities over U.S. large cap equities that was enacted in the prior quarter. The trade had reached its tight stop-loss target; however, the Funds continued to maintain a tactical position in emerging market equities. In early February, the Funds unwound a position that had previously neutralized its strategic underweight to U.S. small cap equities. Concerns regarding the U.S. small company sector composition and high foreign sales exposure were reasons for re-enacting the underweight in favor of U.S. large Cap.

In March, the Funds made rotations in the portfolio as a result of extremely oversold conditions in the capital markets due to the negative impact of the coronavirus. Throughout the month, we modestly increased U.S. large cap equities by selling core U.S. fixed income due to our belief that much of the bad news was incorporated into equity asset prices. Additionally, we began to modestly scale back into high yield bonds, reducing our allocation to short duration bonds and core fixed income. This was our first re-allocation to high yield after having removed the asset class entirely from the Funds in July 2018. Spreads in the asset class were

VOYA TARGET RETIREMENT FUNDS	PORTFOLIO MANAGERS’ REPORT

at extremely distressed levels at the time of the trade and, based on our analysis, we found the risk-reward to be adequate compensation for potential defaults.

At the end of March, the Funds also modestly reduced its underweights to developed international and domestic small cap equities, taking from U.S. large cap equities. At the time of the trade, developed international had significantly underperformed U.S. large cap equities. With Japan and Europe having implemented a meaningful monetary policy to backstop to the financial system and an earlier entrance to quarantine measures before the United States, it stands to reason that EAFE may start to outperform with beaten-down valuations and the possibility of appreciating foreign exchange, given the U.S. dollar is likely to ease due to the meaningful fiscal and monetary support world-wide. The trade into U.S. small cap covers only part of our underweight, as the 11% underperformance of U.S. small cap (at the time of the trade) vs U.S. large cap had been extraordinary on all measures of depth and speed of underperformance, and was prime for a counter-trend rally.

At the beginning of April, the Funds continued scaling into high yield, funded by selling short duration bonds. Also in April, the Funds sold out of treasury inflation-protected security because of the negative yield across the TIPS curve. The objective of the trade was to position the portfolio to be investing alongside the Fed’s commitment to purchasing investment-grade corporate bonds. The final trade in April resulted in a slight reduction of our equity overweight, as the Funds took the opportunity to de-risk while equity market conditions had improved.

As part of its annual review process, the Funds glided down at the end of April (specifically, the 2025-2035 vintages), and also made adjustments to its strategic asset allocation targets to reflect revised long-term capital market expectations for a range of asset classes. The strategic asset allocation changes resulted in a slight increase in equities for the 2025 and 2040-2060 Funds. The most notable changes included the removal of U.S. small cap equities and senior bank loans as strategic asset classes. U.S. large blend and high yield were the beneficiaries of this position.

Overall, short-term asset allocation moves had a positive impact on gross performance during this twelve-month period.

Current Strategy and Outlook: Our investment outlook for the next six-to-twelve months is predicated on our two central views: the first being that the U.S. economy will be able to slowly reopen without setting off a catastrophic increase of infections and secondly that government initiatives will sufficiently backstop economic growth while the country heals on its way to a new post-COVID normal. We believe that reopening efforts hinge on the country’s ability to make progress on the three Ts: testing, tracing and treatment. As of the date of this writing, the daily number of tests performed has ramped up, the percentage of positive test results has declined along with daily new infections reported. In total, as of this writing, the U.S. has tested more than eight million people or about 2.5% of the population, the fifth highest proportion of any country in the world. These are positive trends, but we believe that we need to see daily testing capacity continue to increase. We also need to see more headway on the tracing front before hotspot areas can reopen confidently. The necessary guidance, training and digital tools appear to be available.

In our opinion, the next step is to roll out a sweeping contact monitoring program across states and convince people to follow the rules. Most encouragingly, in our view, headway is being made on the treatment front. There are currently 99 vaccines and 182 treatments under development. Gilead’s antiviral, Remdesivir, has garnered a lot of attention as recent results show improvements in patients’ time to discharge, declining from 15 days to 11 days, and mortality rate falling from 11% to 8%. In addition, there are a host of antibody, antiviral, cell-based and other treatments working their way through the pipeline that make us optimistic that a gradual reopening will be sustainable.

We believe that the large divergence between asset prices and the real economy has been created by the incredible global policy response to this crisis. We realize a policy alone is not sufficient, but in our opinion it is creating the conditions necessary for a robust recovery, and markets have been quick to discount such a scenario playing out. On the monetary front, the Fed has proven its commitment to maintaining sufficient liquidity to ensure well-functioning financial markets.

The European and Japanese central banks have also been actively involved, with the Bank of Japan expanding its balance sheet to over 100% of GDP. In our opinion, Japanese and U.S. fiscal policies have been more aggressive than in the European Union. Europe’s lawmakers are struggling to reach consensus on a plan that appropriately balances the costs and benefits among euro zone countries. As a result, Italian bond spreads have widened due to the higher solvency risks in the country’s banking sector. In theory, Japan’s fiscal flexibility is somewhat constrained by its already enormous debt load. Meanwhile, the U.S. House of Representatives is in the process of constructing another round of stimulus; this supports our continued preference for U.S. assets.

Despite the outperformance of mega-cap U.S. technology stocks, pushing the growth and value spread to its widest level on record, we are still overweight in U.S. large caps — we think investors will continue to favor higher-profile companies until we see evidence of a broad-based economic recovery. Recently we reduced our emerging market equity overweight, and re-allocated the proceeds to U.S. large cap. We think many developing countries face painful adjustments, given below-trend growth, higher borrowing costs and balance of payments issues that we believe will make it difficult to fund current-account deficits. While in our opinion Asia is in a better position than other emerging regions, China could experience headwinds — it has become the target of political backlash around the world for being the source of the outbreak.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT FUNDS

*	On November 21, 2019, the Board of Trustees approved a proposal to reorganize Voya Target Retirement 2020 Fund with and into Voya Target In-Retirement Fund on or about August 7, 2020.

**	Please see the Prospectus for each Fund’s respective investment objective.

***	Effective September 30, 2019, Barbara Reinhard was added as a portfolio manager to the Funds.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

VOYA TARGET RETIREMENT FUNDS	PORTFOLIO MANAGERS’ REPORT

Average Total Returns for the Year Ended May 31, 2020

Voya Target In-Retirement Fund, Class I	5.71%
S&P Target Date Retirement Income Index	7.07%
Voya Target Retirement 2020 Fund, Class I	6.17%
S&P Target Date 2020 Index	6.50%
Voya Target Retirement 2025 Fund, Class I	5.93%
S&P Target Date 2025 Index	6.12%
Voya Target Retirement 2030 Fund, Class I	6.03%
S&P Target Date 2030 Index	5.71%
Voya Target Retirement 2035 Fund, Class I	6.01%
S&P Target Date 2035 Index	5.17%
Voya Target Retirement 2040 Fund, Class I	6.07%
S&P Target Date 2040 Index	4.79%
Voya Target Retirement 2045 Fund, Class I	5.88%
S&P Target Date 2045 Index	4.50%
Voya Target Retirement 2050 Fund, Class I	5.86%
S&P Target Date 2050 Index	4.42%
Voya Target Retirement 2055 Fund, Class I	5.96%
S&P Target Date 2055 Index	4.26%
Voya Target Retirement 2060 Fund, Class I	5.90%
S&P Target Date 2060+ Index	4.49%

Target Asset Allocations as of May 31, 2020(1) (as a percentage of net assets)
Sub Asset Class	2060	2055	2050	2045	2040	2035	2030	2025	2020	In- Retirment
US Large Blend	41.50%	41.00%	40.00%	37.50%	34.50%	29.50%	33.50%	21.00%	6.50%	6.50%
US Large Growth	6.50%	6.50%	6.75%	7.50%	7.50%	7.50%	7.50%	7.50%	6.00%	6.00%
US Large Value	5.75%	5.75%	6.50%	7.25%	7.25%	7.00%	7.25%	7.00%	6.25%	6.25%
US Mid Cap Blend	5.00%	5.00%	4.50%	4.50%	4.00%	4.00%	3.00%	2.50%	0.00%	0.00%
International	25.00%	25.00%	25.00%	24.00%	23.00%	21.00%	19.00%	15.00%	8.00%	8.00%
Emerging Markets	7.50%	7.50%	7.00%	7.00%	6.50%	6.00%	5.00%	3.50%	2.00%	2.00%
Global Real Estate	2.75%	2.25%	2.25%	2.25%	2.25%	2.00%	1.75%	1.50%	1.25%	1.25%
Core Fixed Income	6.00%	7.00%	8.00%	10.00%	13.00%	15.00%	25.00%	31.00%	45.00%	45.00%
High Yield	0.00%	0.00%	0.00%	0.00%	2.00%	4.00%	4.00%	4.00%	5.00%	5.00%
International Bonds	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	3.00%	3.00%
TPS	0.00%	0.00%	0.00%	0.00%	0.00%	4.00%	4.00%	4.00%	7.00%	7.00%
Short Duration	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	10.00%	10.00%
Total Equity	94.00%	93.00%	92.00%	90.00%	85.00%	77.00%	67.00%	58.00%	30.00%	30.00%
Total Fixed Income	6.00%	7.00%	8.00%	10.00%	15.00%	23.00%	33.00%	42.00%	70.00%	70.00%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET IN-RETIREMENT FUND

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–0.61%	2.54%	3.82%
Class I	5.71%	4.04%	4.92%
Class R(2)	5.25%	3.52%	4.39%
Class R6(3)	5.73%	4.07%	4.94%
Excluding Sales Charge:
Class A(2)	5.43%	3.77%	4.65%
Class I	5.71%	4.04%	4.92%
Class R(2)	5.25%	3.52%	4.39%
Class R6(3)	5.73%	4.07%	4.94%
S&P Target Date Retirement Income Index	7.07%	4.20%	4.57%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target In-Retirement Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.
(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2020 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–0.09%	3.11%	5.01%
Class I	6.17%	4.61%	6.12%
Class R(2)	5.72%	4.09%	5.60%
Class R6(3)	6.26%	4.64%	6.14%
Excluding Sales Charge:
Class A(2)	5.97%	4.33%	5.85%
Class I	6.17%	4.61%	6.12%
Class R(2)	5.72%	4.09%	5.60%
Class R6(3)	6.26%	4.64%	6.14%
S&P Target Date 2020 Index	6.50%	4.91%	6.40%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2020 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.
(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2025 FUND

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–0.33%	3.29%	5.47%
Class I	5.93%	4.76%	6.56%
Class R(2)	5.53%	4.27%	6.05%
Class R6(3)	6.09%	4.82%	6.60%
Excluding Sales Charge:
Class A(2)	5.78%	4.52%	6.31%
Class I	5.93%	4.76%	6.56%
Class R(2)	5.53%	4.27%	6.05%
Class R6(3)	6.09%	4.82%	6.60%
S&P Target Date 2025 Index	6.12%	5.10%	6.84%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2025 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.
(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–0.30%	3.49%	6.03%
Class I	6.03%	5.00%	7.15%
Class R(2)	5.47%	4.47%	6.62%
Class R6(3)	6.08%	5.03%	7.17%
Excluding Sales Charge:
Class A(2)	5.74%	4.72%	6.88%
Class I	6.03%	5.00%	7.15%
Class R(2)	5.47%	4.47%	6.62%
Class R6(3)	6.08%	5.03%	7.17%
S&P Target Date 2030 Index	5.71%	5.23%	7.23%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2030 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.
(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2035 FUND

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–0.38%	3.57%	6.25%
Class I	6.01%	5.10%	7.39%
Class R(2)	5.46%	4.58%	6.85%
Class R6(3)	6.03%	5.10%	7.39%
Excluding Sales Charge:
Class A(2)	5.69%	4.81%	7.10%
Class I	6.01%	5.10%	7.39%
Class R(2)	5.46%	4.58%	6.85%
Class R6(3)	6.03%	5.10%	7.39%
S&P Target Date 2035 Index	5.17%	5.32%	7.54%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2035 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.
(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–0.20%	3.68%	6.64%
Class I	6.07%	5.18%	7.76%
Class R(2)	5.59%	4.67%	7.23%
Class R6(3)	6.20%	5.23%	7.80%
Excluding Sales Charge:
Class A(2)	5.87%	4.92%	7.49%
Class I	6.07%	5.18%	7.76%
Class R(2)	5.59%	4.67%	7.23%
Class R6(3)	6.20%	5.23%	7.80%
S&P Target Date 2040 Index	4.79%	5.39%	7.76%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2040 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.
(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2045 FUND

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–0.44%	3.61%	6.71%
Class I	5.88%	5.13%	7.86%
Class R(2)	5.34%	4.61%	7.32%
Class R6(3)	5.98%	5.18%	7.89%
Excluding Sales Charge:
Class A(2)	5.61%	4.84%	7.57%
Class I	5.88%	5.13%	7.86%
Class R(2)	5.34%	4.61%	7.32%
Class R6(3)	5.98%	5.18%	7.89%
S&P Target Date 2045 Index	4.50%	5.41%	7.92%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2045 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.
(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–0.65%	3.58%	6.69%
Class I	5.86%	5.12%	7.84%
Class R(2)	5.29%	4.57%	7.29%
Class R6(3)	5.90%	5.15%	7.86%
Excluding Sales Charge:
Class A(2)	5.44%	4.81%	7.55%
Class I	5.86%	5.12%	7.84%
Class R(2)	5.29%	4.57%	7.29%
Class R6(3)	5.90%	5.15%	7.86%
S&P Target Date 2050 Index	4.42%	5.48%	8.10%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2050 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.
(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2055 FUND

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–0.49%	3.61%	6.73%
Class I	5.96%	5.15%	7.89%
Class R(2)	5.32%	4.57%	7.32%
Class R6(3)	5.88%	5.17%	7.90%
Excluding Sales Charge:
Class A(2)	5.55%	4.83%	7.58%
Class I	5.96%	5.15%	7.89%
Class R(2)	5.32%	4.57%	7.32%
Class R6(3)	5.88%	5.17%	7.90%
S&P Target Date 2055 Index	4.26%	5.50%	8.22%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2055 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.
(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2020
	1 Year	Since Inception of Classes A, I, and R6 December 21, 2015
Including Sales Charge:
Class A(1)	–0.43%	5.64%
Class I	5.90%	7.33%
Class R(2)	5.37%	6.80%
Class R6	5.89%	7.38%
Excluding Sales Charge:
Class A	5.61%	7.05%
Class I	5.90%	7.33%
Class R(2)	5.37%	6.80%
Class R6	5.89%	7.38%
S&P Target Date 2060+ Index	4.49%	7.90%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2060 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.
(2)	Class R incepted on June 1, 2018. The Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2020**	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2020**
Voya Target In-Retirement Fund
Class A	$1,000.00	$998.20	0.72%	$3.60	$1,000.00	1,021.40	0.72%	$3.64
Class I	1,000.00	1,000.20	0.44	2.20	1,000.00	1,022.80	0.44	2.23
Class R	1,000.00	997.30	0.97	4.84	1,000.00	1,020.15	0.97	4.90
Class R6	1,000.00	1,000.40	0.43	2.15	1,000.00	1,022.85	0.43	2.17
Voya Target Retirement 2020 Fund
Class A	$1,000.00	$995.80	0.71%	$3.54	$1,000.00	1,021.45	0.71%	$3.59
Class I	1,000.00	996.40	0.41	2.05	1,000.00	1,022.95	0.41	2.07
Class R	1,000.00	994.20	0.96	4.79	1,000.00	1,020.20	0.96	4.85
Class R6	1,000.00	997.30	0.41	2.05	1,000.00	1,022.95	0.41	2.07
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$975.60	0.70%	$3.46	$1,000.00	1,021.50	0.70%	$3.54
Class I	1,000.00	976.60	0.47	2.32	1,000.00	1,022.65	0.47	2.38
Class R	1,000.00	974.60	0.95	4.69	1,000.00	1,020.25	0.95	4.80
Class R6	1,000.00	977.30	0.41	2.03	1,000.00	1,022.95	0.41	2.07

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2020**	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2020**
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$966.60	0.70%	$3.44	$1,000.00	1,021.50	0.70%	$3.54
Class I	1,000.00	968.10	0.45	2.21	1,000.00	1,022.75	0.45	2.28
Class R	1,000.00	965.40	0.95	4.67	1,000.00	1,020.25	0.95	4.80
Class R6	1,000.00	968.50	0.41	2.02	1,000.00	1,022.95	0.41	2.07
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$959.80	0.72%	$3.53	$1,000.00	1,021.40	0.72%	$3.64
Class I	1,000.00	960.80	0.42	2.06	1,000.00	1,022.90	0.42	2.12
Class R	1,000.00	958.30	0.97	4.75	1,000.00	1,020.15	0.97	4.90
Class R6	1,000.00	960.80	0.41	2.01	1,000.00	1,022.95	0.41	2.07
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$954.80	0.74%	$3.62	$1,000.00	1,021.30	0.74%	$3.74
Class I	1,000.00	955.50	0.45	2.20	1,000.00	1,022.75	0.45	2.28
Class R	1,000.00	953.60	0.99	4.84	1,000.00	1,020.05	0.99	5.00
Class R6	1,000.00	955.90	0.41	2.00	1,000.00	1,022.95	0.41	2.07
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$949.40	0.76%	$3.70	$1,000.00	1,021.20	0.76%	$3.84
Class I	1,000.00	950.10	0.44	2.15	1,000.00	1,022.80	0.44	2.23
Class R	1,000.00	948.20	1.01	4.92	1,000.00	1,019.95	1.01	5.10
Class R6	1,000.00	950.20	0.41	2.00	1,000.00	1,022.95	0.41	2.07
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$945.70	0.78%	$3.79	$1,000.00	1,021.10	0.78%	$3.94
Class I	1,000.00	948.40	0.46	2.24	1,000.00	1,022.70	0.46	2.33
Class R	1,000.00	944.90	1.03	5.01	1,000.00	1,019.85	1.03	5.20
Class R6	1,000.00	947.90	0.43	2.09	1,000.00	1,022.85	0.43	2.17
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$945.40	0.77%	$3.74	$1,000.00	1,021.15	0.77%	$3.89
Class I	1,000.00	947.30	0.43	2.09	1,000.00	1,022.85	0.43	2.17
Class R	1,000.00	945.30	1.02	4.96	1,000.00	1,019.90	1.02	5.15
Class R6	1,000.00	947.20	0.43	2.09	1,000.00	1,022.85	0.43	2.17
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$945.80	0.80%	$3.89	$1,000.00	1,021.00	0.80%	$4.04
Class I	1,000.00	947.00	0.46	2.24	1,000.00	1,022.70	0.46	2.33
Class R	1,000.00	945.10	1.05	5.11	1,000.00	1,019.75	1.05	5.30
Class R6	1,000.00	947.00	0.46	2.24	1,000.00	1,022.70	0.46	2.33

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund and the Board of Trustees of Voya Separate Portfolios Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund (collectively referred to as the “Funds”), (ten of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2020, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (ten of the funds constituting Voya Separate Portfolios Trust) at May 31, 2020, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended May 31, 2019, and the financial highlights for each of the periods in the four-year period then ended, were audited by another independent registered public accounting firm whose report, dated July 25, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
July 24, 2020

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2020

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$7,163,755	$12,154,360	$19,970,119	$17,780,155
Investments in unaffiliated underlying funds at fair value**	3,461,955	5,651,338	13,067,491	12,129,903
Cash	4,202	4,193	8,456	1,637
Receivables:
Fund shares sold	13,593	9,353	46,275	27,674
Other assets	101	142	218	199
Total assets	10,643,606	17,819,386	33,092,559	29,939,568
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	11,815	8,132	25,118	19,395
Payable for investments in unaffiliated underlying funds purchased	1,766	1,215	9,056	8,116
Payable for fund shares redeemed	—	3	12,067	140
Payable for unified fees	3,009	5,841	10,729	9,836
Payable for distribution and shareholder service fees	702	918	1,978	1,632
Payable to trustees under the deferred compensation plan (Note 6)	101	142	218	199
Other accrued expenses and liabilities	394	419	739	461
Total liabilities	17,787	16,670	59,905	39,779
NET ASSETS	$10,625,819	$17,802,716	$33,032,654	$29,899,789
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$10,381,565	$17,894,653	$32,651,230	$29,835,580
Total distributable earnings (loss)	244,254	(91,937)	381,424	64,209
NET ASSETS	$10,625,819	$17,802,716	$33,032,654	$29,899,789

* Cost of investments in affiliated underlying funds	$7,021,910	$12,110,305	$19,964,224	$18,037,446
** Cost of investments in unaffiliated underlying funds	$3,275,893	$5,443,344	$12,628,491	$11,817,735

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2020 (continued)

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
Class A
Net assets	$3,390,296	$4,433,587	$8,584,184	$7,928,545
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	311,752	382,965	719,003	665,749
Net asset value and redemption price per share†	$10.87	$11.58	$11.94	$11.91
Maximum offering price per share (5.75%)(1)	$11.53	$12.29	$12.67	$12.64
Class I
Net assets	$92,889	$1,068,377	$40,417	$147,973
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,505	91,752	3,367	12,355
Net asset value and redemption price per share	$10.92	$11.64	$12.00	$11.98
Class R
Net assets	$3,243	$4,027	$569,701	$52,516
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	299	348	47,888	4,423
Net asset value and redemption price per share	$10.86	$11.56	$11.90	$11.87
Class R6
Net assets	$7,139,391	$12,296,725	$23,838,352	$21,770,755
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	653,718	1,055,799	1,987,157	1,819,443
Net asset value and redemption price per share	$10.92	$11.65	$12.00	$11.97

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2020

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$17,225,698	$12,132,999	$12,503,299	$8,767,674
Investments in unaffiliated underlying funds at fair value**	14,728,486	10,575,761	11,380,196	7,964,220
Cash	4,925	21,613	4,858	3,400
Receivables:
Investments in affiliated underlying funds sold	—	—	136,530	41,664
Investments in unaffiliated underlying funds sold	—	—	71,913	23,948
Fund shares sold	27,660	36,485	25,903	7,417
Other assets	186	134	147	100
Total assets	31,986,955	22,766,992	24,122,846	16,808,423
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	17,822	24,244	—	—
Payable for investments in unaffiliated underlying funds purchased	9,809	12,213	—	—
Payable for fund shares redeemed	—	10	234,340	73,022
Payable for unified fees	10,397	7,344	7,795	5,407
Payable for distribution and shareholder service fees	1,282	967	711	989
Payable to trustees under the deferred compensation plan (Note 6)	186	134	147	100
Other accrued expenses and liabilities	399	111	233	673
Total liabilities	39,895	45,023	243,226	80,191
NET ASSETS	$31,947,060	$22,721,969	$23,879,620	$16,728,232
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$31,583,463	$22,740,555	$23,796,611	$16,912,076
Total distributable earnings (loss)	363,597	(18,586)	83,009	(183,844)
NET ASSETS	$31,947,060	$22,721,969	$23,879,620	$16,728,232

* Cost of investments in affiliated underlying funds	$17,188,709	$12,385,196	$12,744,675	$8,961,199
** Cost of investments in unaffiliated underlying funds	$14,199,351	$10,353,659	$10,929,336	$7,660,352

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2020 (continued)

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
Class A
Net assets	$6,315,585	$4,758,611	$3,535,028	$4,588,649
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	533,397	394,603	291,489	387,762
Net asset value and redemption price per share†	$11.84	$12.06	$12.13	$11.83
Maximum offering price per share (5.75%)(1)	$12.56	$12.80	$12.87	$12.55

Class I
Net assets	$642,218	$31,524	$27,060	$148,633
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	53,911	2,601	2,220	12,495
Net asset value and redemption price per share	$11.91	$12.12	$12.19	$11.90

Class R
Net assets	$6,060	$3,109	$3,988	$152,830
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	513	258	329	12,964
Net asset value and redemption price per share	$11.81	$12.06	$12.12	$11.79

Class R6
Net assets	$24,983,197	$17,928,725	$20,313,544	$11,838,120
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,100,439	1,479,477	1,666,087	995,439
Net asset value and redemption price per share	$11.89	$12.12	$12.19	$11.89

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2020

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$7,374,153	$4,501,119
Investments in unaffiliated underlying funds at fair value**	6,563,243	4,048,594
Cash	1,193	6,622
Receivables:
Fund shares sold	20,735	14,000
Other assets	88	51
Total assets	13,959,412	8,570,386
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	12,849	8,569
Payable for investments in unaffiliated underlying funds purchased	7,875	5,364
Payable for fund shares redeemed	6	76
Payable for unified fees	3,703	4,245
Payable for distribution and shareholder service fees	563	559
Payable to trustees under the deferred compensation plan (Note 6)	88	51
Other accrued expenses and liabilities	799	232
Total liabilities	25,883	19,096
NET ASSETS	$13,933,529	$8,551,290
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$14,020,618	$8,663,935
Total distributable loss	(87,089)	(112,645)
NET ASSETS	$13,933,529	$8,551,290

* Cost of investments in affiliated underlying funds	$7,548,645	$4,629,394
** Cost of investments in unaffiliated underlying funds	$6,281,275	$3,910,068
Class A
Net assets	$2,779,278	$2,803,430
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	235,691	257,169
Net asset value and redemption price per share†	$11.79	$10.90
Maximum offering price per share (5.75%)(1)	$12.51	$11.56

Class I
Net assets	$87,981	$122,175
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	7,425	11,174
Net asset value and redemption price per share	$11.85	$10.93

Class R
Net assets	$9,522	$6,459
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	810	593
Net asset value and redemption price per share	$11.76	$10.89

Class R6
Net assets	$11,056,748	$5,619,226
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	933,492	513,629
Net asset value and redemption price per share	$11.84	$10.94

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2020

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$253,705	$374,612	$564,303	$450,222
Dividends from unaffiliated underlying funds	69,377	86,821	191,001	195,068
Total investment income	323,082	461,433	755,304	645,290
EXPENSES:
Unified fees	42,264	61,351	111,114	102,928
Distribution and shareholder service fees:
Class A	6,257	8,501	15,331	15,706
Class R	15	15	2,443	153
Transfer agent fees:
Class A	1,195	1,482	2,450	2,580
Class I	16	53	53	77
Class R	1	2	195	12
Trustee fees	423	614	1,111	1,031
Miscellaneous expense	2,411	1,549	2,529	2,443
Total expenses	52,582	73,567	135,226	124,930
Net expenses	52,582	73,567	135,226	124,930
Net investment income	270,500	387,866	620,078	520,360
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(39,925)	(248,460)	(170,303)	(188,841)
Sale of unaffiliated underlying funds	48,303	61,190	274,611	317,752
Capital gain distributions from affiliated underlying funds	66,934	122,408	293,836	264,390
Capital gain distributions from unaffiliated underlying funds	614	909	1,597	2,517
Net realized gain (loss)	75,926	(63,953)	399,741	395,818
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	119,205	(30,968)	(2,693)	(106,663)
Unaffiliated underlying funds	163,752	185,280	447,869	342,115
Net change in unrealized appreciation (depreciation)	282,957	154,312	445,176	235,452
Net realized and unrealized gain	358,883	90,359	844,917	631,270
Increase in net assets resulting from operations	$629,383	$478,225	$1,464,995	$1,151,630

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2020

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$401,885	$275,794	$260,318	$165,360
Dividends from unaffiliated underlying funds	219,926	187,054	214,210	141,953
Total investment income	621,811	462,848	474,528	307,313
EXPENSES:
Unified fees	106,001	79,702	86,721	56,898
Distribution and shareholder service fees:
Class A	10,386	9,202	7,164	8,458
Class R	22	15	16	592
Transfer agent fees:
Class A	2,494	2,871	2,867	3,554
Class I	69	35	17	43
Class R	4	4	4	125
Trustee fees	1,061	798	868	569
Miscellaneous expense	2,414	2,368	2,407	2,325
Total expenses	122,451	94,995	100,064	72,564
Recouped fees	—	—	138	858
Net expenses	122,451	94,995	100,202	73,422
Net investment income	499,360	367,853	374,326	233,891
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(222,770)	97,449	48,614	(50,063)
Sale of unaffiliated underlying funds	197,867	181,035	134,602	18,358
Capital gain distributions from affiliated underlying funds	277,336	135,536	139,285	92,214
Capital gain distributions from unaffiliated underlying funds	2,850	2,379	2,734	2,126
Net realized gain	255,283	416,399	325,235	62,635
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	241,609	(153,733)	(34,851)	(91,034)
Unaffiliated underlying funds	660,111	339,197	601,033	400,032
Net change in unrealized appreciation (depreciation)	901,720	185,464	566,182	308,998
Net realized and unrealized gain	1,157,003	601,863	891,417	371,633
Increase in net assets resulting from operations	$1,656,363	$969,716	$1,265,743	$605,524

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2020

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$132,454	$72,940
Dividends from unaffiliated underlying funds	126,244	66,890
Total investment income	258,698	139,830
EXPENSES:
Unified fees	49,776	26,952
Distribution and shareholder service fees:
Class A	5,386	4,913
Class R	28	35
Transfer agent fees:
Class A	1,898	1,890
Class I	1	1
Class R	4	4
Trustee fees	498	269
Miscellaneous expense	2,312	2,244
Total expenses	59,903	36,308
Recouped fees	998	1,480
Net expenses	60,901	37,788
Net investment income	197,797	102,042
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	16,360	(32,434)
Sale of unaffiliated underlying funds	57,448	22,601
Capital gain distributions from affiliated underlying funds	73,232	42,249
Capital gain distributions from unaffiliated underlying funds	1,704	969
Net realized gain	148,744	33,385
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(101,687)	(77,424)
Unaffiliated underlying funds	368,258	179,274
Net change in unrealized appreciation (depreciation)	266,571	101,850
Net realized and unrealized gain	415,315	135,235
Increase in net assets resulting from operations	$613,112	$237,277

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2020 Fund
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019
FROM OPERATIONS:
Net investment income	$270,500	$184,969	$387,866	$200,624
Net realized gain (loss)	75,926	98,743	(63,953)	20,836
Net change in unrealized appreciation (depreciation)	282,957	66,611	154,312	111,814
Increase in net assets resulting from operations	629,383	350,323	478,225	333,274

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(137,450)	(63,926)	(145,996)	(106,912)
Class I	(4,750)	(2,459)	(48,436)	(35,105)
Class R	(158)	(92)	(123)	(122)
Class R6	(412,361)	(189,774)	(468,928)	(262,028)
Total distributions	(554,719)	(256,251)	(663,483)	(404,167)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,765,877	9,859,975	11,598,567	9,578,752
Reinvestment of distributions	554,719	256,251	663,483	404,167
	3,320,596	10,116,226	12,262,050	9,982,919
Cost of shares redeemed	(3,540,559)	(5,182,289)	(6,678,724)	(5,574,248)
Net increase (decrease) in net assets resulting from capital share transactions	(219,963)	4,933,937	5,583,326	4,408,671
Net increase (decrease) in net assets	(145,299)	5,028,009	5,398,068	4,337,778

NET ASSETS:
Beginning of year or period	10,771,118	5,743,109	12,404,648	8,066,870
End of year or period	$10,625,819	$10,771,118	$17,802,716	$12,404,648

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2025 Fund		Voya Target Retirement 2030 Fund
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019
FROM OPERATIONS:
Net investment income	$620,078	$317,829	$520,360	$239,792
Net realized gain	399,741	198,870	395,818	353,417
Net change in unrealized appreciation (depreciation)	445,176	(40,418)	235,452	(313,337)
Increase in net assets resulting from operations	1,464,995	476,281	1,151,630	279,872

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(331,031)	(119,993)	(307,849)	(188,545)
Class I	(5,023)	(3,408)	(8,902)	(8,657)
Class R	(20,934)	(12,407)	(1,161)	(779)
Class R6	(899,842)	(458,615)	(852,103)	(472,730)
Total distributions	(1,256,830)	(594,423)	(1,170,015)	(670,711)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,870,149	17,288,341	14,428,395	14,784,595
Reinvestment of distributions	1,256,830	594,423	1,170,015	670,711
	16,126,979	17,882,764	15,598,410	15,455,306
Cost of shares redeemed	(7,004,791)	(4,670,093)	(5,853,354)	(3,616,267)
Net increase in net assets resulting from capital share transactions	9,122,188	13,212,671	9,745,056	11,839,039
Net increase in net assets	9,330,353	13,094,529	9,726,671	11,448,200

NET ASSETS:
Beginning of year or period	23,702,301	10,607,772	20,173,118	8,724,918
End of year or period	$33,032,654	$23,702,301	$29,899,789	$20,173,118

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2035 Fund		Voya Target Retirement 2040 Fund
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019
FROM OPERATIONS:
Net investment income	$499,360	$205,339	$367,853	$135,435
Net realized gain	255,283	358,496	416,399	284,768
Net change in unrealized appreciation (depreciation)	901,720	(435,823)	185,464	(295,882)
Increase in net assets resulting from operations	1,656,363	128,012	969,716	124,321

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(198,771)	(123,876)	(197,803)	(113,471)
Class I	(31,410)	(35,717)	(4,919)	(5,131)
Class R	(205)	(149)	(118)	(143)
Class R6	(975,183)	(473,521)	(762,720)	(306,451)
Total distributions	(1,205,569)	(633,263)	(965,560)	(425,196)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,919,468	16,836,732	12,163,646	12,204,496
Reinvestment of distributions	1,205,569	633,263	965,560	425,196
	16,125,037	17,469,995	13,129,206	12,629,692
Cost of shares redeemed	(4,936,220)	(3,684,474)	(4,907,173)	(2,616,309)
Net increase in net assets resulting from capital share transactions	11,188,817	13,785,521	8,222,033	10,013,383
Net increase in net assets	11,639,611	13,280,270	8,226,189	9,712,508

NET ASSETS:
Beginning of year or period	20,307,449	7,027,179	14,495,780	4,783,272
End of year or period	$31,947,060	$20,307,449	$22,721,969	$14,495,780

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2045 Fund		Voya Target Retirement 2050 Fund
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019
FROM OPERATIONS:
Net investment income	$374,326	$134,813	$233,891	$81,417
Net realized gain	325,235	407,195	62,635	274,178
Net change in unrealized appreciation (depreciation)	566,182	(516,128)	308,998	(305,977)
Increase in net assets resulting from operations	1,265,743	25,880	605,524	49,618

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(165,554)	(89,039)	(192,188)	(133,202)
Class I	(5,134)	(4,005)	(7,248)	(7,532)
Class R	(135)	(134)	(7,286)	(176)
Class R6	(938,842)	(382,361)	(523,373)	(223,728)
Total distributions	(1,109,665)	(475,539)	(730,095)	(364,638)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,571,262	14,823,467	8,638,376	8,561,744
Reinvestment of distributions	1,109,665	475,539	730,095	364,638
	13,680,927	15,299,006	9,368,471	8,926,382
Cost of shares redeemed	(7,318,893)	(2,208,401)	(2,876,842)	(2,031,484)
Net increase in net assets resulting from capital share transactions	6,362,034	13,090,605	6,491,629	6,894,898
Net increase in net assets	6,518,112	12,640,946	6,367,058	6,579,878

NET ASSETS:
Beginning of year or period	17,361,508	4,720,562	10,361,174	3,781,296
End of year or period	$23,879,620	$17,361,508	$16,728,232	$10,361,174

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2055 Fund		Voya Target Retirement 2060 Fund
	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2020	Year Ended May 31, 2019
FROM OPERATIONS:
Net investment income	$197,797	$63,259	$102,042	$33,974
Net realized gain	148,744	309,306	33,385	173,574
Net change in unrealized appreciation (depreciation)	266,571	(306,753)	101,850	(208,086)
Increase (decrease) in net assets resulting from operations	613,112	65,812	237,277	(538)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(144,464)	(81,698)	(122,726)	(90,986)
Class I	(5,688)	(5,051)	(7,784)	(10,333)
Class R	(339)	(169)	(363)	(233)
Class R6	(632,377)	(197,191)	(262,491)	(109,029)
Total distributions	(782,868)	(284,109)	(393,364)	(210,581)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,863,413	6,850,204	5,476,594	3,078,764
Reinvestment of distributions	782,868	284,109	393,364	210,581
	8,646,281	7,134,313	5,869,958	3,289,345
Cost of shares redeemed	(3,934,478)	(737,576)	(1,784,870)	(453,450)
Net increase in net assets resulting from capital share transactions	4,711,803	6,396,737	4,085,088	2,835,895
Net increase in net assets	4,542,047	6,178,440	3,929,001	2,624,776

NET ASSETS:
Beginning of year or period	9,391,482	3,213,042	4,622,289	1,997,513
End of year or period	$13,933,529	$9,391,482	$8,551,290	$4,622,289

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
05-31-20	10.86	0.25	•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
05-31-19	10.88	0.25		0.07	0.32	0.20	0.14	—	0.34	—	10.86	3.09	0.73	0.73	0.73	2.19	1,684	156
05-31-18	10.94	0.22	•	0.21	0.43	0.22	0.27	—	0.49	—	10.88	3.85	3.97	0.51	0.51	1.96	1,594	70
05-31-17	10.46	0.21	•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
12-21-15(5)–05-31-16	10.20	0.06	•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
05-31-20	10.90	0.28		0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
05-31-19	10.91	0.27	•	0.08	0.35	0.22	0.14	—	0.36	—	10.90	3.44	0.44	0.44	0.44	2.47	80	156
05-31-18	10.96	0.25		0.21	0.46	0.24	0.27	—	0.51	—	10.91	4.13	3.76	0.27	0.27	2.23	65	70
05-31-17	10.47	0.23		0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
05-31-16	10.48	0.19		(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
Class R
05-31-20	10.84	0.23		0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
06-01-18(5)–05-31-19	10.90	0.21	•	0.06	0.27	0.19	0.14	—	0.33	—	10.84	2.68	0.98	0.98	0.98	1.92	3	156
Class R6
05-31-20	10.90	0.29	•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
05-31-19	10.90	0.24	•	0.13	0.37	0.23	0.14	—	0.37	—	10.90	3.55	0.43	0.43	0.43	2.25	9,005	156
05-31-18	10.96	0.25	•	0.20	0.45	0.24	0.27	—	0.51	—	10.90	4.08	3.69	0.22	0.22	2.30	4,084	70
05-31-17	10.47	0.25	•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
12-21-15(5)–05-31-16	10.20	0.07	•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44
Voya Target Retirement 2020 Fund
Class A
05-31-20	11.38	0.27	•	0.41	0.68	0.22	0.26	—	0.48	—	11.58	5.97	0.71	0.71	0.71	2.29	4,434	116
05-31-19	11.60	0.23		0.03	0.26	0.23	0.25	—	0.48	—	11.38	2.49	0.73	0.73	0.73	1.88	2,506	128
05-31-18	11.55	0.22	•	0.44	0.66	0.24	0.37	—	0.61	—	11.60	5.70	3.08	0.48	0.48	1.89	2,393	80
05-31-17	10.75	0.20	•	0.76	0.96	0.14	0.02	—	0.16	—	11.55	8.94	4.20	0.49	0.49	1.80	137	105
12-21-15(5)–05-31-16	10.96	0.04	•	0.26	0.30	0.17	0.34	—	0.51	—	10.75	2.88	14.30	0.45	0.45	0.78	22	86
Class I
05-31-20	11.44	0.29		0.42	0.71	0.25	0.26	—	0.51	—	11.64	6.17	0.41	0.41	0.41	2.58	1,068	116
05-31-19	11.65	0.26		0.04	0.30	0.26	0.25	—	0.51	—	11.44	2.86	0.43	0.43	0.43	2.27	832	128
05-31-18	11.58	0.26		0.44	0.70	0.26	0.37	—	0.63	—	11.65	5.96	2.73	0.19	0.19	2.15	761	80
05-31-17	10.76	0.22		0.77	0.99	0.15	0.02	—	0.17	—	11.58	9.25	3.45	0.21	0.21	2.04	706	105
05-31-16	11.39	0.17		(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
Class R
05-31-20	11.36	0.22		0.44	0.66	0.20	0.26	—	0.46	—	11.56	5.72	0.96	0.96	0.96	2.03	4	116
06-01-18(5)–05-31-19	11.64	0.19	•	0.00 *	0.19	0.22	0.25	—	0.47	—	11.36	1.94	0.98	0.98	0.98	1.70	3	128
Class R6
05-31-20	11.44	0.29		0.43	0.72	0.25	0.26	—	0.51	—	11.65	6.26	0.41	0.41	0.41	2.59	12,297	116
05-31-19	11.66	0.25	•	0.04	0.29	0.26	0.25	—	0.51	—	11.44	2.78	0.43	0.43	0.43	2.20	9,064	128
05-31-18	11.59	0.24		0.46	0.70	0.26	0.37	—	0.63	—	11.66	5.97	2.73	0.18	0.18	2.14	4,912	80
05-31-17	10.76	0.26	•	0.74	1.00	0.15	0.02	—	0.17	—	11.59	9.35	3.44	0.19	0.19	2.33	2,564	105
12-21-15(5)–05-31-16	10.96	0.06	•	0.26	0.32	0.18	0.34	—	0.52	—	10.76	3.00	13.93	0.15	0.15	1.19	3	86
Voya Target Retirement 2025 Fund
Class A
05-31-20	11.76	0.25	•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
05-31-19	12.02	0.21	•	(0.08)	0.13	0.19	0.20	—	0.39	—	11.76	1.30	0.71	0.71	0.71	1.81	4,067	96
05-31-18	11.76	0.22	•	0.62	0.84	0.25	0.33	—	0.58	—	12.02	7.17	2.78	0.44	0.44	1.82	2,753	80
05-31-17	10.79	0.21	•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
12-21-15(5)–05-31-16	10.53	0.04	•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2025 Fund (continued)
Class I
05-31-20	11.81	0.30	•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
05-31-19	12.06	0.22		(0.05)	0.17	0.22	0.20	—	0.42	—	11.81	1.60	0.47	0.47	0.47	1.97	106	96
05-31-18	11.79	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.06	7.38	2.52	0.19	0.19	2.12	91	80
05-31-17	10.81	0.23		0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
05-31-16	11.04	0.16		(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
Class R
05-31-20	11.72	0.22	•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93
06-01-18(5)–05-31-19	12.08	0.19	•	(0.14)	0.05	0.21	0.20	—	0.41	—	11.72	0.59	0.96	0.96	0.96	1.64	351	96
Class R6
05-31-20	11.80	0.27		0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93
05-31-19	12.05	0.23	•	(0.06)	0.17	0.22	0.20	—	0.42	—	11.80	1.64	0.41	0.41	0.41	1.98	19,178	96
05-31-18	11.78	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.05	7.43	2.44	0.14	0.14	2.15	7,764	80
05-31-17	10.80	0.26	•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76
12-21-15(5)–05-31-16	10.53	0.05	•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class A
05-31-20	11.71	0.23	•	0.46	0.69	0.19	0.30	—	0.49	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
05-31-19	12.27	0.20		(0.18)	0.02	0.21	0.37	—	0.58	—	11.71	0.53	0.72	0.72	0.72	1.71	4,445	103
05-31-18	11.88	0.19	•	0.81	1.00	0.27	0.34	—	0.61	—	12.27	8.40	2.89	0.43	0.43	1.57	2,795	80
05-31-17	10.81	0.19	•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
12-21-15(5)–05-31-16	10.57	0.04	•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
Class I
05-31-20	11.76	0.26	•	0.47	0.73	0.21	0.30	—	0.51	—	11.98	6.03	0.45	0.45	0.45	2.13	148	93
05-31-19	12.32	0.23	•	(0.19)	0.04	0.23	0.37	—	0.60	—	11.76	0.76	0.47	0.47	0.47	1.88	177	103
05-31-18	11.91	0.25		0.79	1.04	0.29	0.34	—	0.63	—	12.32	8.72	2.58	0.18	0.18	1.98	78	80
05-31-17	10.83	0.21		1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
05-31-16	11.14	0.17		(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
Class R
05-31-20	11.68	0.18	•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
06-01-18(5)–05-31-19	12.35	0.19	•	(0.28)	(0.09)	0.21	0.37	—	0.58	—	11.68	(0.36)	0.97	0.97	0.97	1.56	16	103
Class R6
05-31-20	11.75	0.23		0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
05-31-19	12.31	0.21		(0.16)	0.05	0.24	0.37	—	0.61	—	11.75	0.79	0.42	0.42	0.42	1.74	15,534	103
05-31-18	11.90	0.25	•	0.79	1.04	0.29	0.34	—	0.63	—	12.31	8.78	2.53	0.13	0.13	1.99	5,852	80
05-31-17	10.82	0.23	•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
12-21-15(5)–05-31-16	10.57	0.05	•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
Voya Target Retirement 2035 Fund
Class A
05-31-20	11.66	0.20	•	0.49	0.69	0.19	0.32	—	0.51	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
05-31-19	12.36	0.17		(0.24)	(0.07)	0.21	0.42	—	0.63	—	11.66	(0.21)	0.72	0.72	0.72	1.47	2,541	124
05-31-18	11.98	0.18	•	0.96	1.14	0.25	0.51	—	0.76	—	12.36	9.51	3.30	0.43	0.43	1.44	1,997	99
05-31-17	10.69	0.17		1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66
12-21-15(5)–05-31-16	10.47	0.03	•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
05-31-20	11.71	0.24		0.49	0.73	0.21	0.32	—	0.53	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
05-31-19	12.40	0.22		(0.25)	(0.03)	0.24	0.42	—	0.66	—	11.71	0.14	0.43	0.43	0.43	1.75	680	124
05-31-18	12.01	0.23		0.94	1.17	0.27	0.51	—	0.78	—	12.40	9.75	3.03	0.18	0.18	1.93	662	99
05-31-17	10.71	0.24	•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
05-31-16	11.14	0.16		(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund (continued)
Class R
05-31-20	11.64	0.08		0.58	0.66	0.17	0.32	—	0.49	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
06-01-18(5)–05-31-19	12.45	0.15	•	(0.34)	(0.19)	0.20	0.42	—	0.62	—	11.64	(1.15)	0.97	0.97	0.97	1.24	3	124
Class R6
05-31-20	11.69	0.22		0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95
05-31-19	12.39	0.19	•	(0.23)	(0.04)	0.24	0.42	—	0.66	—	11.69	0.08	0.42	0.42	0.42	1.60	17,084	124
05-31-18	12.00	0.23	•	0.95	1.18	0.28	0.51	—	0.79	—	12.39	9.79	2.99	0.13	0.13	1.84	4,368	99
05-31-17	10.70	0.26	•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66
12-21-15(5)–05-31-16	10.47	0.05	•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
Voya Target Retirement 2040 Fund
Class A
05-31-20	11.85	0.22	•	0.52	0.74	0.18	0.35	—	0.53	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
05-31-19	12.62	0.17		(0.33)	(0.16)	0.20	0.41	—	0.61	—	11.85	(0.84)	0.73	0.73	0.73	1.36	2,473	130
05-31-18	12.12	0.19	•	1.03	1.22	0.24	0.48	—	0.72	—	12.62	10.07	4.65	0.41	0.41	1.48	2,032	104
05-31-17	10.76	0.16		1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
12-21-15(5)–05-31-16	10.54	0.03	•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
05-31-20	11.90	0.27	•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
05-31-19	12.67	0.21		(0.34)	(0.13)	0.23	0.41	—	0.64	—	11.90	(0.59)	0.45	0.45	0.45	1.66	104	130
05-31-18	12.15	0.23		1.03	1.26	0.26	0.48	—	0.74	—	12.67	10.39	4.42	0.16	0.16	1.77	91	104
05-31-17	10.79	0.20		1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
05-31-16	11.25	0.15		(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
Class R
05-31-20	11.84	0.16		0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
06-01-18(5)–05-31-19	12.73	0.13		(0.41)	(0.28)	0.20	0.41	—	0.61	—	11.84	(1.84)	0.98	0.98	0.98	1.16	3	130
Class R6
05-31-20	11.89	0.21		0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101
05-31-19	12.66	0.17	•	(0.29)	(0.12)	0.24	0.41	—	0.65	—	11.89	(0.55)	0.42	0.42	0.42	1.42	11,916	130
05-31-18	12.14	0.23	•	1.04	1.27	0.27	0.48	—	0.75	—	12.66	10.44	4.34	0.11	0.11	1.81	2,661	104
05-31-17	10.78	0.19		1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43
12-21-15(5)–05-31-16	10.54	0.04	•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
Voya Target Retirement 2045 Fund
Class A
05-31-20	12.01	0.20	•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
05-31-19	12.82	0.16		(0.39)	(0.23)	0.18	0.40	—	0.58	—	12.01	(1.38)	0.76	0.76	0.76	1.30	1,922	135
05-31-18	12.24	0.16	•	1.12	1.28	0.22	0.48	—	0.70	—	12.82	10.47	4.25	0.42	0.42	1.28	1,571	82
05-31-17	10.86	0.15		1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
12-21-15(5)–05-31-16	10.64	0.02	•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35
Class I
05-31-20	12.06	0.27	•	0.48	0.75	0.20	0.42	—	0.62	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
05-31-19	12.86	0.21		(0.40)	(0.19)	0.21	0.40	—	0.61	—	12.06	(1.02)	0.42	0.42	0.42	1.62	87	135
05-31-18	12.28	0.21	•	1.10	1.31	0.25	0.48	—	0.73	—	12.86	10.67	3.99	0.17	0.17	1.62	84	82
05-31-17	10.88	0.18		1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
05-31-16	11.36	0.13		(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
Class R
05-31-20	11.99	0.14		0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
06-01-18(5)–05-31-19	12.93	0.13		(0.49)	(0.36)	0.18	0.40	—	0.58	—	11.99	(2.42)	1.01	1.01	1.01	1.07	3	135

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2045 Fund (continued)
Class R6
05-31-20	12.05	0.22		0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101
05-31-19	12.86	0.16	•	(0.35)	(0.19)	0.22	0.40	—	0.62	—	12.05	(1.06)	0.42	0.42	0.42	1.27	15,349	135
05-31-18	12.27	0.21	•	1.12	1.33	0.26	0.48	—	0.74	—	12.86	10.82	3.92	0.12	0.12	1.66	3,066	82
05-31-17	10.88	0.19	•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48
12-21-15(5)–05-31-16	10.64	0.03	•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
Voya Target Retirement 2050 Fund
Class A
05-31-20	11.74	0.18	•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
05-31-19	12.77	0.14		(0.41)	(0.27)	0.20	0.56	—	0.76	—	11.74	(1.55)	0.77	0.76	0.76	1.15	2,278	135
05-31-18	12.25	0.14	•	1.16	1.30	0.23	0.55	—	0.78	—	12.77	10.60	5.43	0.42	0.42	1.08	1,749	86
05-31-17	10.85	0.15		1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
12-21-15(5)–05-31-16	10.63	0.02	•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34
Class I
05-31-20	11.78	0.21		0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
05-31-19	12.81	0.19		(0.43)	(0.24)	0.23	0.56	—	0.79	—	11.78	(1.30)	0.46	0.45	0.45	1.43	129	135
05-31-18	12.27	0.21		1.13	1.34	0.25	0.55	—	0.80	—	12.81	10.97	5.13	0.17	0.17	1.58	106	86
05-31-17	10.87	0.18		1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
05-31-16	11.35	0.13		(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
Class R
05-31-20	11.72	0.16	•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
06-01-18(5)–05-31-19	12.89	0.12		(0.54)	(0.42)	0.19	0.56	—	0.75	—	11.72	(2.71)	1.02	1.01	1.01	0.90	3	135
Class R6
05-31-20	11.77	0.21		0.54	0.75	0.20	0.43	—	0.63	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
05-31-19	12.81	0.14	•	(0.38)	(0.24)	0.24	0.56	—	0.80	—	11.77	(1.34)	0.43	0.42	0.42	1.14	7,951	135
05-31-18	12.27	0.19	•	1.16	1.35	0.26	0.55	—	0.81	—	12.81	11.02	5.07	0.12	0.12	1.51	1,926	86
05-31-17	10.87	0.18		1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
12-21-15(5)–05-31-16	10.63	0.03	•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34
Voya Target Retirement 2055 Fund
Class A
05-31-20	11.85	0.16		0.57	0.73	0.18	0.61	—	0.79	—	11.79	5.55	0.76	0.77	0.77	1.40	2,779	112
05-31-19	12.87	0.13	•	(0.41)	(0.28)	0.19	0.55	—	0.74	—	11.85	(1.68)	0.80	0.78	0.78	1.07	1,659	121
05-31-18	12.30	0.16	•	1.14	1.30	0.22	0.51	—	0.73	—	12.87	10.61	5.53	0.42	0.42	1.27	1,270	71
05-31-17	10.86	0.15		1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
12-21-15(5)–05-31-16	10.64	0.02	•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
Class I
05-31-20	11.89	0.21		0.57	0.78	0.21	0.61	—	0.82	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
05-31-19	12.91	0.19		(0.43)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.38)	0.44	0.42	0.42	1.47	83	121
05-31-18	12.33	0.21		1.13	1.34	0.25	0.51	—	0.76	—	12.91	10.88	5.22	0.17	0.17	1.57	84	71
05-31-17	10.88	0.18		1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
05-31-16	11.36	0.12		(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
Class R
05-31-20	11.83	0.12	•	0.58	0.70	0.16	0.61	—	0.77	—	11.76	5.32	1.01	1.02	1.02	0.98	10	112
06-01-18(5)–05-31-19	12.99	0.12		(0.54)	(0.42)	0.19	0.55	—	0.74	—	11.83	(2.82)	1.05	1.03	1.03	0.86	3	121
Class R6
05-31-20	11.89	0.20	•	0.57	0.77	0.21	0.61	—	0.82	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112
05-31-19	12.91	0.13	•	(0.37)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.35)	0.44	0.42	0.42	1.10	7,646	121
05-31-18	12.32	0.21	•	1.15	1.36	0.26	0.51	—	0.77	—	12.91	11.02	5.18	0.12	0.12	1.59	1,859	71
05-31-17	10.87	0.16	•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44
12-21-15(5)–05-31-16	10.64	0.03	•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2060 Fund
Class A
05-31-20	10.89	0.15		0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109
05-31-19	12.14	0.13	•	(0.42)	(0.29)	0.19	0.77	—	0.96	—	10.89	(1.76)	0.78	0.73	0.73	1.10	1,274	114
05-31-18	11.62	0.15	•	1.09	1.24	0.22	0.50	—	0.72	—	12.14	10.65	7.38	0.42	0.42	1.27	1,016	69
05-31-17	10.24	0.14		1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
12-21-15(5)–05-31-16	10.00	0.02	•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
Class I
05-31-20	10.91	0.19		0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
05-31-19	12.15	0.18		(0.43)	(0.25)	0.22	0.77	—	0.99	—	10.91	(1.39)	0.47	0.42	0.42	1.46	125	114
05-31-18	11.64	0.22	•	1.04	1.26	0.25	0.50	—	0.75	—	12.15	10.80	7.16	0.17	0.17	1.82	120	69
05-31-17	10.25	0.17		1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
12-21-15(5)–05-31-16	10.00	0.02	•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
Class R
05-31-20	10.88	0.12		0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
06-01-18(5)–05-31-19	12.25	0.09	•	(0.51)	(0.42)	0.18	0.77	—	0.95	—	10.88	(2.77)	1.03	0.98	0.98	0.75	6	114
Class R6
05-31-20	10.92	0.18		0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
05-31-19	12.16	0.13	•	(0.38)	(0.25)	0.22	0.77	—	0.99	—	10.92	(1.36)	0.47	0.42	0.42	1.10	3,217	114
05-31-18	11.64	0.19	•	1.08	1.27	0.25	0.50	—	0.75	—	12.16	10.91	7.09	0.12	0.12	1.51	861	69
05-31-17	10.25	0.15		1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
12-21-15(5)–05-31-16	10.00	0.03	•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of sixteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2020 Fund (“Retirement 2020”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), and Voya Target Retirement 2060 Fund (“Retirement 2060”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books,

and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020 (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2020, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$9,020,030	$9,505,552
Retirement 2020	23,284,617	17,964,878
Retirement 2025	34,473,444	25,959,859
Retirement 2030	33,094,740	23,976,572
Retirement 2035	35,757,486	25,255,606
Retirement 2040	27,729,163	20,112,989
Retirement 2045	27,543,860	21,906,378
Retirement 2050	19,887,970	13,887,472
Retirement 2055	18,008,157	13,875,987
Retirement 2060	11,127,515	7,333,610

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.40% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the

Distributor. Under the Plans, each class of shares of the Funds, with the exception of Class I and Class R6, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Fund	Class A	Class R
In-Retirement	0.25%	0.50%
Retirement 2020	0.25%	0.50%
Retirement 2025	0.25%	0.50%
Retirement 2030	0.25%	0.50%
Retirement 2035	0.25%	0.50%
Retirement 2040	0.25%	0.50%
Retirement 2045	0.25%	0.50%
Retirement 2050	0.25%	0.50%
Retirement 2055	0.25%	0.50%
Retirement 2060	0.25%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For year ended May 31, 2020, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$221
Retirement 2020	579
Retirement 2025	3,541
Retirement 2030	2,841
Retirement 2035	2,515
Retirement 2040	446
Retirement 2045	554
Retirement 2050	696
Retirement 2055	799
Retirement 2060	735

For the year ended May 31, 2020, the Distributor did not retain any Contingent Deferred Sales Charges.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc.owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	5.72%
	Retirement 2020	22.73
	Retirement 2025	5.38
	Retirement 2030	13.89
	Retirement 2035	6.12
	Retirement 2040	10.35
	Retirement 2045	8.13
	Retirement 2050	6.02
	Retirement 2055	6.63
	Retirement 2060	7.55
Voya Investment Management Co. LLC	In-Retirement	12.45
	Retirement 2050	8.66
	Retirement 2055	10.47
	Retirement 2060	16.81

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020 (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
Voya Retirement Insurance and Annuity Company	In-Retirement	55.14%
	Retirement 2020	44.94
	Retirement 2025	63.61
	Retirement 2030	57.01
	Retirement 2035	69.82
	Retirement 2040	64.41
	Retirement 2045	73.79
	Retirement 2050	59.73
	Retirement 2055	65.15
	Retirement 2060	49.01

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Effective January, 1, 2020, the Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2020, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-

related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.89%	0.64%	1.14%	0.49%
Retirement 2020	0.89%	0.64%	1.14%	0.49%
Retirement 2025	0.89%	0.64%	1.14%	0.49%
Retirement 2030	0.89%	0.64%	1.14%	0.49%
Retirement 2035	0.89%	0.64%	1.14%	0.49%
Retirement 2040	0.89%	0.64%	1.14%	0.49%
Retirement 2045	0.89%	0.64%	1.14%	0.49%
Retirement 2050	0.89%	0.64%	1.14%	0.49%
Retirement 2055	0.89%	0.64%	1.14%	0.49%
Retirement 2060	0.89%	0.64%	1.14%	0.49%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2020, the funds did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 15, 2020, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020 (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

unused portion of the committed line amount through May 15, 2020.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the year ended May 31, 2020.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
5/31/2020	183,508	—	12,507	(39,278)	156,737	1,985,620	—	137,450	(425,172)	1,697,898
5/31/2019	92,303	—	6,225	(90,059)	8,469	1,002,702	—	63,926	(972,121)	94,507
Class I
5/31/2020	833	—	431	(61)	1,203	9,265	—	4,750	(648)	13,367
5/31/2019	1,144	—	239	(73)	1,310	12,353	—	2,459	(801)	14,011
Class R
5/31/2020	—	—	14	—	14	—	—	158	—	158
5/31/2019	275	—	9	—	284	3,000	—	92	—	3,092
Class R6
5/31/2020	70,191	—	37,385	(280,289)	(172,713)	770,992	—	412,361	(3,114,739)	(1,931,386)
5/31/2019	821,216	—	18,443	(387,732)	451,927	8,841,920	—	189,774	(4,209,367)	4,822,327
Retirement 2020
Class A
5/31/2020	257,119	—	12,415	(106,719)	162,815	2,996,932	—	145,996	(1,187,801)	1,955,127
5/31/2019	162,556	—	10,010	(158,756)	13,810	1,882,176	—	106,911	(1,822,756)	166,331
Class I
5/31/2020	21,613	—	4,098	(6,694)	19,017	255,952	—	48,436	(80,459)	223,929
5/31/2019	6,755	—	3,275	(2,618)	7,412	79,081	—	35,105	(31,069)	83,117
Class R
5/31/2020	69	—	10	—*	79	744	—	123	—*	867
5/31/2019	258	—	11	—	269	3,000	—	122	—	3,122
Class R6
5/31/2020	697,764	—	39,673	(473,948)	263,489	8,344,939	—	468,928	(5,410,464)	3,403,403
5/31/2019	672,644	—	24,443	(326,246)	370,841	7,614,495	—	262,029	(3,720,423)	4,156,101
Retirement 2025
Class A
5/31/2020	583,925	—	26,567	(237,372)	373,120	7,102,176	—	331,031	(2,873,558)	4,559,649
5/31/2019	197,723	—	10,908	(91,745)	116,886	2,337,109	—	119,993	(1,086,583)	1,370,519
Class I
5/31/2020	956	—	401	(6,976)	(5,619)	11,691	—	5,023	(88,641)	(71,927)
5/31/2019	1,207	—	309	(33)	1,483	14,336	—	3,408	(393)	17,351
Class R
5/31/2020	16,255	—	1,684	(1)	17,938	200,185	—	20,934	(12)	221,107
5/31/2019	31,082	—	1,131	(2,264)	29,949	380,888	—	12,407	(26,888)	366,407
Class R6
5/31/2020	619,249	—	71,988	(329,768)	361,469	7,556,097	—	899,842	(4,042,580)	4,413,359
5/31/2019	1,238,648	—	41,617	(298,809)	981,456	14,556,008	—	458,615	(3,556,229)	11,458,394
Retirement 2030
Class A
5/31/2020	388,804	—	24,452	(127,051)	286,205	4,772,848	—	307,849	(1,562,918)	3,517,779
5/31/2019	178,594	—	17,329	(44,122)	151,801	2,176,172	—	188,545	(532,839)	1,831,878
Class I
5/31/2020	4,567	—	704	(7,994)	(2,723)	56,319	—	8,902	(102,547)	(37,326)
5/31/2019	14,661	—	793	(6,729)	8,725	180,300	—	8,657	(83,185)	105,772
Class R
5/31/2020	3,185	—	93	(266)	3,012	35,303	—	1,161	(3,402)	33,062
5/31/2019	1,340	—	72	—	1,412	16,700	—	779	—	17,479

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2030, continued
Class R6
5/31/2020	768,600	—	67,467	(338,496)	497,571	9,563,925	—	852,103	(4,184,487)	6,231,541
5/31/2019	1,052,415	—	43,370	(249,311)	846,474	12,411,423	—	472,730	(3,000,243)	9,883,910
Retirement 2035
Class A
5/31/2020	400,668	—	15,713	(100,892)	315,489	4,812,339	—	198,771	(1,263,327)	3,747,783
5/31/2019	64,440	—	11,480	(19,629)	56,291	787,956	—	123,876	(235,102)	676,730
Class I
5/31/2020	529	—	2,471	(7,147)	(4,147)	6,521	—	31,410	(92,620)	(54,689)
5/31/2019	3,851	—	3,298	(2,454)	4,695	48,052	—	35,717	(31,336)	52,433
Class R
5/31/2020	507	—	16	(265)	258	6,550	—	205	(3,408)	3,347
5/31/2019	241	—	14	—	255	3,000	—	149	—	3,149
Class R6
5/31/2020	850,834	—	76,846	(288,163)	639,517	10,094,058	—	975,183	(3,576,865)	7,492,376
5/31/2019	1,347,512	—	43,804	(283,038)	1,108,278	15,997,724	—	473,521	(3,418,036)	13,053,209
Retirement 2040
Class A
5/31/2020	306,923	—	15,239	(136,286)	185,876	3,833,843	—	197,803	(1,744,662)	2,286,984
5/31/2019	95,836	—	10,372	(58,435)	47,773	1,151,340	—	113,472	(691,325)	573,487
Class I
5/31/2020	680	—	377	(7,206)	(6,149)	8,381	—	4,919	(95,832)	(82,532)
5/31/2019	1,125	—	467	(5)	1,587	14,089	—	5,131	(65)	19,155
Class R
5/31/2020	—	—	9	—	9	—	—	118	—	118
5/31/2019	236	—	13	—	249	3,000	—	143	—	3,143
Class R6
5/31/2020	664,228	—	58,581	(245,810)	476,999	8,321,422	—	762,720	(3,066,679)	6,017,463
5/31/2019	918,385	—	27,935	(154,032)	792,288	11,036,067	—	306,450	(1,924,919)	9,417,598
Retirement 2045
Class A
5/31/2020	208,928	—	12,589	(90,097)	131,420	2,602,779	—	165,554	(1,189,241)	1,579,092
5/31/2019	64,841	—	8,050	(35,352)	37,539	813,916	—	89,039	(435,767)	467,188
Class I
5/31/2020	1,844	—	389	(7,214)	(4,981)	22,373	—	5,134	(97,166)	(69,659)
5/31/2019	382	—	361	(57)	686	4,731	—	4,006	(707)	8,030
Class R
5/31/2020	75	—	10	—	85	1,000	—	135	—	1,135
5/31/2019	232	—	12	—	244	3,000	—	134	—	3,134
Class R6
5/31/2020	796,096	—	71,125	(474,635)	392,586	9,945,110	—	938,842	(6,032,486)	4,851,466
5/31/2019	1,141,963	—	34,509	(141,356)	1,035,116	14,001,820	—	382,360	(1,771,927)	12,612,253
Retirement 2050
Class A
5/31/2020	211,650	—	14,921	(32,898)	193,673	2,623,944	—	192,188	(401,726)	2,414,406
5/31/2019	61,667	—	12,333	(16,863)	57,137	779,137	—	133,202	(208,756)	703,583
Class I
5/31/2020	1,046	—	561	(88)	1,519	12,778	—	7,248	(1,071)	18,955
5/31/2019	2,033	—	696	(62)	2,667	25,510	—	7,532	(767)	32,275
Class R
5/31/2020	12,126	—	568	(2)	12,692	148,310	—	7,286	(24)	155,572
5/31/2019	256	—	16	—	272	3,290	—	176	—	3,466
Class R6
5/31/2020	480,707	—	40,509	(201,069)	320,147	5,853,344	—	523,373	(2,474,021)	3,902,696
5/31/2019	649,751	—	20,677	(145,526)	524,902	7,753,807	—	223,728	(1,821,961)	6,155,574
Retirement 2055
Class A
5/31/2020	100,538	—	11,242	(16,048)	95,732	1,242,951	—	144,464	(201,379)	1,186,036
5/31/2019	40,602	—	7,482	(6,766)	41,318	499,452	—	81,698	(85,461)	495,689

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2055, continued
Class I
5/31/2020	—	—	441	—	441	—	—	5,688	—	5,688
5/31/2019	—	—	462	—	462	—	—	5,051	—	5,051
Class R
5/31/2020	498	—	26	(1)	523	5,677	—	339	(12)	6,004
5/31/2019	271	—	16	—	287	3,500	—	169	—	3,669
Class R6
5/31/2020	542,266	—	49,098	(300,985)	290,379	6,614,785	—	632,377	(3,733,087)	3,514,075
5/31/2019	533,756	—	18,041	(52,740)	499,057	6,347,252	—	197,191	(652,115)	5,892,328
Retirement 2060
Class A
5/31/2020	155,264	—	10,331	(25,328)	140,267	1,738,551	—	122,726	(289,366)	1,571,911
5/31/2019	29,550	—	9,062	(5,420)	33,192	337,221	—	90,986	(62,173)	366,034
Class I
5/31/2020	158	—	655	(1,114)	(301)	1,698	—	7,784	(12,432)	(2,950)
5/31/2019	693	—	1,029	(111)	1,611	8,515	—	10,333	(1,288)	17,560
Class R
5/31/2020	88	—	31	(87)	32	1,010	—	363	(957)	416
5/31/2019	538	—	23	—	561	6,361	—	233	—	6,594
Class R6
5/31/2020	327,032	—	22,058	(130,172)	218,918	3,735,335	—	262,491	(1,482,115)	2,515,711
5/31/2019	247,481	—	10,859	(34,466)	223,874	2,726,667	—	109,029	(389,989)	2,445,707

*	Amount is less than 0.50 or $0.50.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2020		Year Ended May 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$457,341	$97,378	$156,483	$99,768
Retirement 2020	507,644	155,839	227,920	176,247
Retirement 2025	755,431	501,399	366,240	228,183
Retirement 2030	748,931	421,084	263,340	407,371
Retirement 2035	820,760	384,809	263,629	369,634
Retirement 2040	706,460	259,100	195,759	229,437
Retirement 2045	766,896	342,769	176,778	298,761
Retirement 2050	528,665	201,430	118,073	246,565
Retirement 2055	557,142	225,726	88,745	195,364
Retirement 2060	234,432	158,932	51,973	158,608

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2020 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)
In-Retirement	$83,001	$ —	$ (84,768)	$ 246,091
Retirement 2020	135,370	—	(191,107)	(36,102)
Retirement 2025	294,049	97,018	—	(9,493)
Retirement 2030	257,879	177,004	—	(370,537)
Retirement 2035	253,647	112,311	—	(2,231)
Retirement 2040	220,481	109,628	—	(348,600)
Retirement 2045	176,146	130,379	—	(223,412)
Retirement 2050	13,331	—	(57,036)	(140,070)
Retirement 2055	5,555	—	(18,615)	(73,970)
Retirement 2060	3,120	7,131	—	(122,861)

As of May 31, 2020, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2020, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2020 (CONTINUED)

NOTE 12 — LIQUIDITY (continued)

During the period covered by the report, December 1, 2018 through December 31, 2019, the Program supported the Funds’ ability to honor redemption requests timely and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

The Funds have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on

Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Funds have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts and is not applicable given the Funds do not hold callable debt securities.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019 and interim periods within those annual periods. At this time, the Funds have elected to early adopt the amendments that allow for removal of disclosure requirements related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. These changes did not have a material impact on the Funds’ financial statements. The Funds plan to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Funds are currently evaluating the impact of these changes on the financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Reorganization: The Board approved a proposal to reorganize Retirement 2020 with and into In-Retirement on or about August 7, 2020.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Target	PORTFOLIO OF INVESTMENTS
In-Retirement Fund	as of May 31, 2020

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 23.0%
3,493	iShares 20+ Year Treasury Bond ETF	$571,420	5.4
235	iShares Core S&P 500 ETF	71,717	0.7
4,910	iShares Core S&P Small-Cap ETF	324,747	3.1
7,259	iShares Core U.S. Aggregate Bond ETF	854,022	8.0
6,283	Schwab U.S. TIPS ETF	372,959	3.5
2,436	Vanguard Value ETF	247,010	2.3

	Total Exchange-Traded Funds (Cost $2,315,411)	2,441,875	23.0

MUTUAL FUNDS: 77.0%
Affiliated Investment Companies: 67.4%
34,150	Voya Global Bond Fund — Class P3	321,347	3.0
71,817	Voya High Yield Bond Fund — Class P3	537,906	5.1
280,180	Voya Intermediate Bond Fund — Class P3	2,950,295	27.8
13,620	Voya Large Cap Growth Fund — Class P3	687,561	6.5
5,088	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	56,676	0.5
13,394	Voya Multi-Manager International Equity Fund — Class P3	139,159	1.3
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
48,634	Voya Multi-Manager International Factors Fund — Class P3	$414,358	3.9
107,077	Voya Short Term Bond Fund — Class P3	1,050,429	9.9
61,455	Voya Strategic Income Opportunities Fund — Class P3	587,506	5.5
37,334	Voya U.S. High Dividend Low Volatility Fund — Class P3	418,518	3.9
		7,163,755	67.4

Unaffiliated Investment Companies: 9.6%
30,341	TIAA-CREF S&P 500 Index Fund — Class I	1,020,080	9.6

	Total Mutual Funds (Cost $7,982,392)	8,183,835	77.0
	Total Investments in Securities (Cost $10,297,803)	$10,625,710	100.0
	Assets in Excess of Other Liabilities	109	0.0
	Net Assets	$10,625,819	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,441,875	$—	$—	$2,441,875
Mutual Funds	8,183,835	—	—	8,183,835
Total Investments, at fair value	$10,625,710	$—	$—	$10,625,710

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
In-Retirement Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 05/31/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class P3	$323,320	$131,423	$(453,800)	$(943)	$—	$16,751	$(44,251)	$—
Voya Global Bond Fund — Class P3	325,385	108,998	(106,716)	(6,320)	321,347	17,634	1,369	—
Voya High Yield Bond Fund — Class P3	—	534,129	(21,708)	25,485	537,906	3,654	2,048	—
Voya Intermediate Bond Fund — Class P3	2,327,413	2,225,901	(1,629,248)	26,229	2,950,295	100,808	67,678	2,156
Voya Large Cap Growth Fund — Class P3	636,144	467,599	(504,447)	88,265	687,561	4,052	23,474	24,012
Voya Large Cap Value Fund — Class P3	505,719	419,493	(929,631)	4,419	—	10,621	(64,887)	34,976
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	214,752	197,617	(360,619)	4,926	56,676	3,549	(18,407)	1,096
Voya Multi-Manager International Equity Fund — Class P3	—	131,483	(11,177)	18,853	139,159	—	1,954	—
Voya Multi-Manager International Factors Fund — Class P3	427,718	244,686	(258,989)	943	414,358	13,196	(8,409)	—
Voya Short Term Bond Fund — Class P3	1,508,612	461,749	(912,042)	(7,890)	1,050,429	42,433	(1,877)	—
Voya Strategic Income Opportunities Fund— Class P3	—	1,031,303	(411,369)	(32,428)	587,506	23,153	120	—
Voya Strategic Income Opportunities Fund — Class R6	810,458	51,662	(858,229)	(3,891)	—	6,609	277	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	425,247	210,782	(219,068)	1,557	418,518	11,245	986	4,694
	$7,504,768	$6,216,825	$(6,677,043)	$119,205	$7,163,755	$253,705	$(39,925)	$66,934

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,379,620.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$377,930
Gross Unrealized Depreciation	(131,839)
Net Unrealized Appreciation	$246,091

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2020 Fund	as of May 31, 2020

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 21.9%
5,589	iShares 20+ Year Treasury Bond ETF	$914,305	5.1
312	iShares Core S&P 500 ETF	95,216	0.5
8,042	iShares Core S&P Small-Cap ETF	531,898	3.0
11,664	iShares Core U.S. Aggregate Bond ETF	1,372,269	7.7
10,054	Schwab U.S. TIPS ETF	596,805	3.4
3,897	Vanguard Value ETF	395,156	2.2

	Total Exchange-Traded Funds (Cost $3,774,739)	3,905,649	21.9

MUTUAL FUNDS: 78.1%
Affiliated Investment Companies: 68.3%
57,204	Voya Global Bond Fund — Class P3	538,286	3.0
120,122	Voya High Yield Bond Fund — Class P3	899,712	5.1
482,166	Voya Intermediate Bond Fund — Class P3	5,077,212	28.6
22,797	Voya Large Cap Growth Fund — Class P3	1,150,790	6.5
8,537	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	95,103	0.5
22,434	Voya Multi-Manager International Equity Fund — Class P3	233,091	1.3
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
81,635	Voya Multi-Manager International Factors Fund — Class P3	$695,532	3.9
179,386	Voya Short Term Bond Fund — Class P3	1,759,775	9.9
102,921	Voya Strategic Income Opportunities Fund — Class P3	983,928	5.5
64,311	Voya U.S. High Dividend Low Volatility Fund — Class P3	720,931	4.0
		12,154,360	68.3

Unaffiliated Investment Companies: 9.8%
51,924	TIAA-CREF S&P 500 Index Fund — Class I	1,745,689	9.8

	Total Mutual Funds (Cost $13,778,910)	13,900,049	78.1
	Total Investments in Securities (Cost $17,553,649)	$17,805,698	100.0
	Liabilities in Excess of Other Assets	(2,982)	—
	Net Assets	$17,802,716	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,905,649	$—	$—	$3,905,649
Mutual Funds	13,900,049	—	—	13,900,049
Total Investments, at fair value	$17,805,698	$—	$—	$17,805,698

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2020 Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class P3	$373,216	$412,109	$(786,118)	$793	$—	$23,941	$(84,670)	$—
Voya Global Bond Fund — Class P3	375,650	379,105	(205,811)	(10,658)	538,286	25,200	(5,115)	—
Voya High Yield Bond Fund — Class P3	—	870,111	(14,784)	44,385	899,712	5,974	362	—
Voya Intermediate Bond Fund — Class P3	2,502,185	5,956,375	(3,359,747)	(21,601)	5,077,212	146,337	99,109	3,201
Voya Large Cap Growth Fund — Class P3	856,011	1,458,533	(1,208,090)	44,336	1,150,790	6,885	55,910	40,805
Voya Large Cap Value Fund — Class P3	645,414	1,099,632	(1,730,544)	(14,502)	—	16,724	(160,563)	56,228
Voya MidCap Opportunities Fund — Class P3	123,307	77,246	(199,344)	(1,209)	—	—	1,827	4,608
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	372,110	474,987	(755,485)	3,491	95,103	6,651	(45,157)	2,054
Voya Multi-Manager International Equity Fund — Class P3	—	217,688	(16,795)	32,198	233,091	—	1,639	—
Voya Multi-Manager International Factors Fund — Class P3	988,067	947,559	(1,264,846)	24,752	695,532	30,328	(87,458)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	122,554	72,329	(198,954)	4,071	—	895	(9,823)	6,572
Voya Short Term Bond Fund — Class P3	1,244,388	1,916,413	(1,379,477)	(21,549)	1,759,775	52,936	(13,287)	—
Voya Strategic Income Opportunities Fund — Class P3	—	1,631,856	(589,326)	(58,602)	983,928	31,316	(9,671)	—
Voya Strategic Income Opportunities Fund — Class R6	748,563	131,481	(876,449)	(3,595)	—	6,578	92	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	736,532	813,933	(776,256)	(53,278)	720,931	20,847	8,345	8,940
	$9,087,997	$16,459,357	$(13,362,026)	$(30,968)	$12,154,360	$374,612	$(248,460)	$122,408

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $17,841,800.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$393,538
Gross Unrealized Depreciation	(429,640)
Net Unrealized Depreciation	$(36,102)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2025 Fund	as of May 31, 2020

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 23.1%
8,295		iShares 20+ Year Treasury Bond ETF	$1,356,979	4.1
8,034		iShares Core S&P 500 ETF	2,451,816	7.4
14,779		iShares Core S&P Small-Cap ETF	977,483	3.0
10,596		iShares Core U.S. Aggregate Bond ETF	1,246,619	3.8
3,598		iShares iBoxx Investment Grade Corporate Bond Fund	475,008	1.4
10,997		Vanguard Value ETF	1,115,096	3.4
		Total Exchange-Traded Funds (Cost $7,491,560)	7,623,001	23.1

MUTUAL FUNDS: 76.9%
Affiliated Investment Companies: 60.4%
104,758		Voya Global Bond Fund — Class P3	985,776	3.0
175,996		Voya High Yield Bond Fund — Class P3	1,318,208	4.0
652,318		Voya Intermediate Bond Fund — Class P3	6,868,910	20.7
50,114		Voya Large Cap Growth Fund — Class P3	2,529,773	7.7
17,089	(1)	Voya MidCap Opportunities Fund — Class P3	431,506	1.3
60,998		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	679,517	2.1
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
156,639	Voya Multi-Manager International Equity Fund — Class P3	$1,627,481	4.9
288,381	Voya Multi-Manager International Factors Fund — Class P3	2,457,003	7.4
53,160	Voya Multi-Manager Mid Cap Value Fund — Class P3	424,748	1.3
137,113	Voya Strategic Income Opportunities Fund — Class P3	1,310,804	4.0
119,214	Voya U.S. High Dividend Low Volatility Fund — Class P3	1,336,393	4.0
		19,970,119	60.4

Unaffiliated Investment Companies: 16.5%
161,942	TIAA-CREF S&P 500 Index Fund — Class I	5,444,490	16.5
	Total Mutual Funds (Cost $25,101,155)	25,414,609	76.9

	Total Investments in Securities (Cost $32,592,715)	$33,037,610	100.0
	Liabilities in Excess of Other Assets	(4,956)	—
	Net Assets	$33,032,654	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,623,001	$—	$—	$7,623,001
Mutual Funds	25,414,609	—	—	25,414,609
Total Investments, at fair value	$33,037,610	$—	$—	$33,037,610

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2025 Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class P3	$714,950	$536,142	$(1,254,039)	$2,947	$—	$43,358	$(134,385)	$—
Voya Global Bond Fund — Class P3	719,612	520,077	(240,314)	(13,599)	985,776	45,874	(2,813)	—
Voya High Yield Bond Fund — Class P3	—	1,257,158	(7,251)	68,301	1,318,208	9,042	491	—
Voya Intermediate Bond Fund — Class P3	3,297,991	6,049,788	(2,507,232)	28,363	6,868,910	185,125	142,342	4,257
Voya Large Cap Growth Fund — Class P3	1,761,964	2,717,227	(2,080,798)	131,380	2,529,773	16,536	184,220	98,002
Voya Large Cap Value Fund — Class P3	1,179,379	1,827,314	(2,997,829)	(8,864)	—	30,057	(234,861)	116,532
Voya MidCap Opportunities Fund — Class P3	295,109	204,442	(107,691)	39,646	431,506	—	(9,107)	21,464
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	831,235	914,113	(1,010,370)	(55,461)	679,517	17,382	(11,349)	5,367
Voya Multi-Manager International Equity Fund — Class P3	767,090	1,128,671	(292,067)	23,787	1,627,481	19,612	11,601	—
Voya Multi-Manager International Factors Fund — Class P3	1,832,718	1,575,679	(904,956)	(46,438)	2,457,003	72,658	(75,937)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	293,302	284,170	(115,108)	(37,616)	424,748	4,171	(14,985)	30,637
Voya Short Term Bond Fund — Class P3	774,549	501,393	(1,267,965)	(7,977)	—	23,373	(17,218)	—
Voya Small Company Fund — Class P3	469,916	983,690	(1,489,748)	36,142	—	503	(98,785)	—
Voya Strategic Income Opportunities Fund — Class P3	—	1,929,874	(542,017)	(77,053)	1,310,804	42,950	3,161	—
Voya Strategic Income Opportunities Fund — Class R6	1,194,895	119,964	(1,309,121)	(5,738)	—	9,944	715	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	1,646,050	1,269,645	(1,498,789)	(80,513)	1,336,393	43,718	86,606	17,577
	$15,778,760	$21,819,347	$(17,625,295)	$(2,693)	$19,970,119	$564,303	$(170,303)	$293,836

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $33,047,103.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$921,572
Gross Unrealized Depreciation	(931,065)
Net Unrealized Depreciation	$(9,493)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2030 Fund	as of May 31, 2020

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 22.4%
7,645		iShares 20+ Year Treasury Bond ETF	$1,250,646	4.2
7,423		iShares Core S&P 500 ETF	2,265,352	7.5
18,181		iShares Core S&P Small-Cap ETF	1,202,491	4.0
2,433		iShares Core U.S. Aggregate Bond ETF	286,242	1.0
3,316		iShares iBoxx Investment Grade Corporate Bond Fund	437,778	1.5
12,308		Vanguard Value ETF	1,248,031	4.2
		Total Exchange-Traded Funds (Cost $6,652,653)	6,690,540	22.4

MUTUAL FUNDS: 77.6%
Affiliated Investment Companies: 59.4%
158,721		Voya High Yield Bond Fund — Class P3	1,188,821	4.0
498,365		Voya Intermediate Bond Fund — Class P3	5,247,779	17.5
45,161		Voya Large Cap Growth Fund — Class P3	2,279,746	7.6
89,572		Voya Large Cap Value Fund — Class P3	972,755	3.3
18,485	(1)	Voya MidCap Opportunities Fund — Class P3	466,745	1.6
95,842		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,067,675	3.6
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
237,627	Voya Multi-Manager International Equity Fund — Class P3	$2,468,948	8.2
321,877	Voya Multi-Manager International Factors Fund — Class P3	2,742,391	9.1
57,517	Voya Multi-Manager Mid Cap Value Fund — Class P3	459,558	1.5
92,650	Voya Strategic Income Opportunities Fund — Class P3	885,737	3.0
		17,780,155	59.4

Unaffiliated Investment Companies: 18.2%
161,789	TIAA-CREF S&P 500 Index Fund — Class I	5,439,363	18.2

	Total Mutual Funds
	(Cost $23,202,528)	23,219,518	77.6
	Total Investments in Securities (Cost $29,855,181)	$29,910,058	100.0
	Liabilities in Excess of Other Assets	(10,269)	—
	Net Assets	$29,899,789	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,690,540	$—	$—	$6,690,540
Mutual Funds	23,219,518	—	—	23,219,518
Total Investments, at fair value	$29,910,058	$—	$—	$29,910,058

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2030 Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class P3	$406,517	$357,104	$(763,625)	$4	$—	$26,809	$(82,223)	$—
Voya High Yield Bond Fund — Class P3	—	1,143,986	(17,032)	61,867	1,188,821	8,329	2,081	—
Voya Intermediate Bond Fund — Class P3	2,248,720	4,897,302	(1,932,269)	34,026	5,247,779	143,289	102,660	3,277
Voya Large Cap Growth Fund — Class P3	1,499,346	2,539,120	(1,867,836)	109,116	2,279,746	14,989	171,880	88,837
Voya Large Cap Value Fund — Class P3	803,673	1,863,349	(1,555,249)	(139,018)	972,755	23,115	(18,753)	90,932
Voya MidCap Opportunities Fund — Class P3	302,014	234,539	(110,719)	40,911	466,745	—	(9,490)	23,938
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,012,772	1,114,785	(987,654)	(72,228)	1,067,675	23,130	(19,385)	7,129
Voya Multi-Manager International Equity Fund — Class P3	1,409,009	1,570,098	(512,141)	1,982	2,468,948	38,446	(40,244)	—
Voya Multi-Manager International Factors Fund — Class P3	1,815,132	1,671,138	(674,847)	(69,032)	2,742,391	78,155	(88,337)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	300,148	314,930	(112,015)	(43,505)	459,558	4,653	(21,006)	34,176
Voya Short Term Bond Fund — Class P3	406,527	315,672	(719,314)	(2,885)	—	13,094	(14,124)	—
Voya Small Company Fund — Class P3	400,742	906,251	(1,341,944)	34,951	—	491	(101,747)	—
Voya Strategic Income Opportunities Fund — Class P3	—	1,415,098	(473,241)	(56,120)	885,737	30,912	3,450	—
Voya Strategic Income Opportunities Fund — Class R6	815,316	132,415	(943,796)	(3,935)	—	7,104	212	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	1,202,873	1,096,883	(2,296,959)	(2,797)	—	37,707	(73,815)	16,101
	$12,622,789	$19,572,670	$(14,308,641)	$(106,663)	$17,780,155	$450,222	$(188,841)	$264,390

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $30,280,595.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$756,722
Gross Unrealized Depreciation	(1,127,259)
Net Unrealized Depreciation	$(370,537)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2035 Fund	as of May 31, 2020

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 21.8%
8,063		iShares 20+ Year Treasury Bond ETF	$1,319,026	4.1
7,797		iShares Core S&P 500 ETF	2,379,488	7.5
19,335		iShares Core S&P Small-Cap ETF	1,278,817	4.0
2,558		iShares Core U.S. Aggregate Bond ETF	300,949	0.9
3,497		iShares iBoxx Investment Grade Corporate Bond Fund	461,674	1.4
12,217		Vanguard Value ETF	1,238,804	3.9

		Total Exchange-Traded Funds (Cost $6,900,094)	6,978,758	21.8

MUTUAL FUNDS: 78.2%
Affiliated Investment Companies: 53.9%
168,864		Voya High Yield Bond Fund — Class P3	1,264,795	3.9
267,065		Voya Intermediate Bond Fund — Class P3	2,812,194	8.8
48,022		Voya Large Cap Growth Fund — Class P3	2,424,166	7.6
103,693		Voya Large Cap Value Fund — Class P3	1,126,106	3.5
26,223	(1)	Voya MidCap Opportunities Fund — Class P3	662,127	2.1
130,932		Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,458,579	4.6
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
339,390	Voya Multi-Manager International Equity Fund — Class P3	$3,526,259	11.0
313,674	Voya Multi-Manager International Factors Fund — Class P3	2,672,499	8.4
81,591	Voya Multi-Manager Mid Cap Value Fund — Class P3	651,911	2.0
65,592	Voya Strategic Income Opportunities Fund — Class P3	627,062	2.0
		17,225,698	53.9

Unaffiliated Investment Companies: 24.3%
230,509	TIAA-CREF S&P 500 Index Fund — Class I	7,749,728	24.3

	Total Mutual Funds (Cost $24,487,966)	24,975,426	78.2

	Total Investments in Securities (Cost $31,388,060)	$31,954,184	100.0
	Liabilities in Excess of Other Assets	(7,124)	—
	Net Assets	$31,947,060	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,978,758	$—	$—	$6,978,758
Mutual Funds	24,975,426	—	—	24,975,426
Total Investments, at fair value	$31,954,184	$—	$—	$31,954,184

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2035 Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund — Class P3	$409,798	$379,454	$(789,558)	$306	$—	$27,622	$(78,786)	$—
Voya High Yield Bond Fund — Class P3	—	1,209,929	(10,704)	65,570	1,264,795	8,737	1,254	—
Voya Intermediate Bond Fund — Class P3	1,648,827	3,124,307	(1,979,366)	18,426	2,812,194	91,582	86,479	1,859
Voya Large Cap Growth Fund — Class P3	1,512,640	2,883,807	(2,168,865)	196,584	2,424,166	14,474	153,611	85,783
Voya Large Cap Value Fund — Class P3	811,008	2,094,815	(1,738,228)	(41,489)	1,126,106	23,523	(66,166)	86,786
Voya MidCap Opportunities Fund — Class P3	405,950	324,696	(133,620)	65,101	662,127	—	(9,910)	32,329
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,225,222	1,326,111	(1,032,228)	(60,526)	1,458,579	28,062	(10,876)	8,656
Voya Multi-Manager International Equity Fund — Class P3	1,826,350	2,229,694	(576,608)	46,823	3,526,259	49,740	(35,688)	—
Voya Multi-Manager International Factors Fund — Class P3	1,829,969	1,731,084	(871,485)	(17,069)	2,672,499	78,899	(102,915)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	403,426	425,707	(127,196)	(50,026)	651,911	6,282	(21,428)	46,140
Voya Short Term Bond Fund — Class P3	409,829	322,830	(730,295)	(2,364)	—	13,453	(13,216)	—
Voya Small Company Fund — Class P3	403,978	961,022	(1,401,101)	36,101	—	484	(88,141)	—
Voya Strategic Income Opportunities Fund — Class P3	—	1,031,328	(395,244)	(9,022)	627,062	17,142	3,801	—
Voya Strategic Income Opportunities Fund — Class R6	410,963	70,590	(479,584)	(1,969)	—	3,595	119	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	1,212,615	1,007,911	(2,215,689)	(4,837)	—	38,287	(40,908)	15,783
	$12,510,575	$19,123,285	$(14,649,771)	$241,609	$17,225,698	$401,885	$(222,770)	$277,336

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $31,956,415.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,018,883
Gross Unrealized Depreciation	(1,021,114)
Net Unrealized Depreciation	$(2,231)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of May 31, 2020

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 22.3%
2,506	iShares 20+ Year Treasury Bond ETF	$409,957	1.8
6,877	iShares Core S&P 500 ETF	2,098,723	9.2
6,726	iShares Core S&P Small-Cap ETF	444,858	2.0
3,005	iShares Russell Mid-Cap Growth ETF	464,633	2.0
2,700	Vanguard Russell 1000 Growth ETF	512,217	2.3
11,211	Vanguard Value ETF	1,136,795	5.0
	Total Exchange-Traded Funds (Cost $5,117,771)	5,067,183	22.3

MUTUAL FUNDS: 77.6%
Affiliated Investment Companies: 53.4%
89,723	Voya High Yield Bond Fund — Class P3	672,022	3.0
146,593	Voya Intermediate Bond Fund — Class P3	1,543,627	6.8
37,639	Voya Large Cap Growth Fund — Class P3	1,899,998	8.4
100,068	Voya Large Cap Value Fund — Class P3	1,086,738	4.8
102,732	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,144,430	5.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
285,405	Voya Multi-Manager International Equity Fund — Class P3	$2,965,357	13.0
222,324	Voya Multi-Manager International Factors Fund — Class P3	1,894,198	8.3
57,660	Voya Multi-Manager Mid Cap Value Fund — Class P3	460,707	2.0
37,037	Voya Small Company Fund — Class P3	465,922	2.1
		12,132,999	53.4

Unaffiliated Investment Companies: 24.2%
163,848	TIAA-CREF S&P 500 Index Fund — Class I	5,508,578	24.2

	Total Mutual Funds
	(Cost $17,621,084)	17,641,577	77.6
	Total Investments in Securities (Cost $22,738,855)	$22,708,760	99.9
	Assets in Excess of Other Liabilities	13,209	0.1
	Net Assets	$22,721,969	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,067,183	$—	$—	$5,067,183
Mutual Funds	17,641,577	—	—	17,641,577
Total Investments, at fair value	$22,708,760	$—	$—	$22,708,760

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$—	$637,906	$(5,101)	$39,217	$672,022	$4,920	$482	$—
Voya Intermediate Bond Fund — Class P3	1,178,165	2,079,561	(1,702,181)	(11,918)	1,543,627	65,947	70,856	1,454
Voya Large Cap Growth Fund — Class P3	1,084,156	2,986,042	(2,220,922)	50,722	1,899,998	12,478	181,961	73,953
Voya Large Cap Value Fund — Class P3	—	1,234,375	(198,499)	50,862	1,086,738	445	(1,714)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	948,711	1,122,785	(855,051)	(72,015)	1,144,430	24,246	(7,765)	7,473
Voya Multi-Manager International Equity Fund — Class P3	1,704,292	1,997,379	(679,801)	(56,513)	2,965,357	51,873	(16,473)	—
Voya Multi-Manager International Factors Fund — Class P3	1,199,067	1,299,106	(548,265)	(55,710)	1,894,198	58,097	(52,777)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	288,337	340,694	(90,843)	(77,481)	460,707	5,005	11,017	36,762
Voya Short Term Bond Fund — Class P3	292,935	275,841	(566,820)	(1,956)	—	10,266	(10,517)	—
Voya Small Company Fund — Class P3	433,102	1,133,997	(1,100,859)	(318)	465,922	592	(42,922)	—
Voya Strategic Income Opportunities Fund — Class P3	—	506,123	(506,123)	—	—	7,942	3,158	—
Voya Strategic Income Opportunities Fund — Class R6	293,752	57,186	(349,529)	(1,409)	—	2,648	16	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	871,180	2,504,395	(3,358,361)	(17,214)	—	31,335	(37,874)	15,894
	$8,293,697	$16,175,390	$(12,182,355)	$(153,733)	$12,132,999	$275,794	$97,449	$135,536

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $23,057,360.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$618,196
Gross Unrealized Depreciation	(966,796)
Net Unrealized Depreciation	$(348,600)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of May 31, 2020

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 24.0%
2,659	iShares 20+ Year Treasury Bond ETF	$434,986	1.8
8,459	iShares Core S&P 500 ETF	2,581,518	10.8
7,132	iShares Core S&P Small-Cap ETF	471,710	2.0
3,588	iShares Russell Mid-Cap Growth ETF	554,777	2.3
3,502	Vanguard Russell 1000 Growth ETF	664,364	2.8
10,198	Vanguard Value ETF	1,034,077	4.3
	Total Exchange-Traded Funds (Cost $5,595,728)	5,741,432	24.0

MUTUAL FUNDS: 76.0%
Affiliated Investment Companies: 52.4%
62,850	Voya High Yield Bond Fund — Class P3	470,744	2.0
65,551	Voya Intermediate Bond Fund — Class P3	690,250	2.9
39,329	Voya Large Cap Growth Fund — Class P3	1,985,329	8.3
130,582	Voya Large Cap Value Fund — Class P3	1,418,120	5.9
118,628	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,321,515	5.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
340,761	Voya Multi-Manager International Equity Fund — Class P3	$3,540,504	14.9
240,452	Voya Multi-Manager International Factors Fund — Class P3	2,048,651	8.6
68,058	Voya Multi-Manager Mid Cap Value Fund — Class P3	543,787	2.3
38,505	Voya Small Company Fund — Class P3	484,399	2.0
		12,503,299	52.4

	Unaffiliated Investment Companies: 23.6%
167,721	TIAA-CREF S&P 500 Index Fund — Class I	5,638,764	23.6

	Total Mutual Funds (Cost $18,078,283)	18,142,063	76.0
	Total Investments in Securities (Cost $23,674,011)	$23,883,495	100.0
	Liabilities in Excess of Other Assets	(3,875)	—
	Net Assets	$23,879,620	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,741,432	$—	$—	$5,741,432
Mutual Funds	18,142,063	—	—	18,142,063
Total Investments, at fair value	$23,883,495	$—	$—	$23,883,495

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$—	$449,041	$(10,676)	$32,379	$470,744	$3,972	$1,066	$—
Voya Intermediate Bond Fund — Class P3	574,491	1,315,392	(1,197,317)	(2,316)	690,250	31,377	34,501	622
Voya Large Cap Growth Fund — Class P3	1,294,876	3,083,375	(2,495,324)	102,402	1,985,329	12,146	167,358	71,988
Voya Large Cap Value Fund — Class P3	—	1,665,079	(312,697)	65,738	1,418,120	749	(1,344)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,224,895	1,345,885	(1,185,545)	(63,720)	1,321,515	27,426	(8,228)	8,466
Voya Multi-Manager International Equity Fund — Class P3	2,347,313	2,270,240	(1,027,170)	(49,879)	3,540,504	62,110	(4,155)	—
Voya Multi-Manager International Factors Fund — Class P3	1,480,933	1,348,169	(736,943)	(43,508)	2,048,651	62,157	(52,214)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	388,870	390,369	(152,764)	(82,688)	543,787	5,904	11,570	43,362
Voya Short Term Bond Fund — Class P3	307,283	250,554	(556,298)	(1,539)	—	9,675	(10,148)	—
Voya Small Company Fund — Class P3	519,213	1,165,033	(1,218,197)	18,350	484,399	579	(54,483)	—
Voya Strategic Income Opportunities Fund — Class P3	—	545,752	(545,752)	—	—	8,662	3,518	—
Voya Strategic Income Opportunities Fund — Class R6	352,151	81,892	(432,369)	(1,674)	—	3,159	253	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	1,039,738	2,468,325	(3,499,667)	(8,396)	—	32,402	(39,079)	14,847
	$9,529,763	$16,379,106	$(13,370,719)	$(34,851)	$12,503,299	$260,318	$48,614	$139,285

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $24,106,906.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$777,680
Gross Unrealized Depreciation	(1,001,092)
Net Unrealized Depreciation	$(223,412)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2050 Fund	as of May 31, 2020

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 22.9%
1,844	iShares 20+ Year Treasury Bond ETF	$301,660	1.8
6,666	iShares Core S&P 500 ETF	2,034,329	12.1
4,978	iShares Core S&P Small-Cap ETF	329,245	2.0
2,488	iShares Russell Mid-Cap Growth ETF	384,695	2.3
1,987	Vanguard Russell 1000 Growth ETF	376,954	2.3
3,930	Vanguard Value ETF	398,502	2.4
	Total Exchange-Traded Funds (Cost $3,734,155)	3,825,385	22.9

MUTUAL FUNDS: 77.1%
Affiliated Investment Companies: 52.4%
61,423	Voya Intermediate Bond Fund — Class P3	646,782	3.9
25,136	Voya Large Cap Growth Fund — Class P3	1,268,852	7.6
103,062	Voya Large Cap Value Fund — Class P3	1,119,257	6.7
83,064	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	925,338	5.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
255,121	Voya Multi-Manager International Equity Fund — Class P3	$2,650,713	15.8
168,440	Voya Multi-Manager International Factors Fund — Class P3	1,435,111	8.6
47,684	Voya Multi-Manager Mid Cap Value Fund — Class P3	380,998	2.3
27,077	Voya Small Company Fund — Class P3	340,623	2.0
		8,767,674	52.4

Unaffiliated Investment Companies: 24.7%
123,106	TIAA-CREF S&P 500 Index Fund — Class I	4,138,835	24.7

	Total Mutual Funds (Cost $12,887,396)	12,906,509	77.1
	Total Investments in Securities (Cost $16,621,551)	$16,731,894	100.0
	Liabilities in Excess of Other Assets	(3,662)	—
	Net Assets	$16,728,232	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,825,385	$—	$—	$3,825,385
Mutual Funds	12,906,509	—	—	12,906,509
Total Investments, at fair value	$16,731,894	$—	$—	$16,731,894

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2050 Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$316,839	$863,837	$(536,091)	$2,197	$646,782	$19,879	$20,715	$389
Voya Large Cap Growth Fund — Class P3	697,447	2,266,084	(1,741,441)	46,762	1,268,852	7,927	91,556	46,972
Voya Large Cap Value Fund — Class P3	—	1,255,036	(180,696)	44,917	1,119,257	911	(2,154)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	731,259	877,819	(631,505)	(52,235)	925,338	17,994	(10,256)	5,555
Voya Multi-Manager International Equity Fund — Class P3	1,505,181	1,647,426	(479,020)	(22,874)	2,650,713	43,991	(46,249)	—
Voya Multi-Manager International Factors Fund — Class P3	884,149	906,563	(322,562)	(33,039)	1,435,111	40,972	(45,990)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	232,154	263,490	(54,126)	(60,520)	380,998	3,854	7,237	28,304
Voya Small Company Fund — Class P3	309,967	961,832	(928,024)	(3,152)	340,623	543	(23,586)	—
Voya Strategic Income Opportunities Fund — Class P3	—	363,686	(363,686)	—	—	5,568	2,211	—
Voya Strategic Income Opportunities Fund — Class R6	210,263	54,978	(264,231)	(1,010)	—	2,000	16	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	596,349	1,746,033	(2,330,302)	(12,080)	—	21,721	(43,563)	10,994
	$5,483,608	$11,206,784	$(7,831,684)	$(91,034)	$8,767,674	$165,360	$(50,063)	$92,214

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $16,871,964.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$468,752
Gross Unrealized Depreciation	(608,822)
Net Unrealized Depreciation	$(140,070)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2055 Fund	as of May 31, 2020

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 22.3%
1,534	iShares 20+ Year Treasury Bond ETF	$250,947	1.8
5,991	iShares Core S&P 500 ETF	1,828,333	13.0
4,141	iShares Core S&P Small-Cap ETF	273,886	2.0
2,300	iShares Russell Mid-Cap Growth ETF	355,626	2.6
735	Vanguard Russell 1000 Growth ETF	139,437	1.0
2,615	Vanguard Value ETF	265,161	1.9
	Total Exchange-Traded Funds (Cost $3,012,638)	3,113,390	22.3

MUTUAL FUNDS: 77.7%
Affiliated Investment Companies: 52.9%
38,399	Voya Intermediate Bond Fund — Class P3	404,340	2.9
23,007	Voya Large Cap Growth Fund — Class P3	1,161,380	8.3
85,716	Voya Large Cap Value Fund — Class P3	930,880	6.7
75,415	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	840,118	6.0
212,374	Voya Multi-Manager International Equity Fund —Class P3	2,206,563	15.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
140,202	Voya Multi-Manager International Factors Fund — Class P3	$1,194,521	8.6
44,106	Voya Multi-Manager Mid Cap Value Fund — Class P3	352,406	2.5
22,571	Voya Small Company Fund — Class P3	283,945	2.0
		7,374,153	52.9

Unaffiliated Investment Companies: 24.8%
102,613	TIAA-CREF S&P 500 Index Fund — Class I	3,449,853	24.8
	Total Mutual Funds (Cost $10,817,282)	10,824,006	77.7
	Total Investments in Securities (Cost $13,829,920)	$13,937,396	100.0
	Liabilities in Excess of Other Assets	(3,867)	—
	Net Assets	$13,933,529	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,113,390	$—	$—	$3,113,390
Mutual Funds	10,824,006	—	—	10,824,006
Total Investments, at fair value	$13,937,396	$—	$—	$13,937,396

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2055 Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$382,948	$860,726	$(836,673)	$(2,661)	$404,340	$18,642	$29,864	$310
Voya Large Cap Growth Fund — Class P3	610,958	2,236,410	(1,741,749)	55,761	1,161,380	5,741	73,439	34,028
Voya Large Cap Value Fund — Class P3	—	1,099,074	(205,390)	37,196	930,880	925	(1,637)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	710,281	890,255	(718,294)	(42,124)	840,118	15,936	(7,696)	4,921
Voya Multi-Manager International Equity Fund — Class P3	1,364,616	1,478,929	(591,690)	(45,292)	2,206,563	36,159	(4,117)	—
Voya Multi-Manager International Factors Fund — Class P3	801,612	829,668	(402,082)	(34,677)	1,194,521	33,699	(26,656)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	233,848	262,743	(86,367)	(57,818)	352,406	3,552	11,231	26,084
Voya Small Company Fund — Class P3	281,007	839,391	(831,197)	(5,256)	283,945	456	(14,794)	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	495,719	1,670,173	(2,159,076)	(6,816)	—	17,344	(43,275)	7,889
	$4,880,989	$10,167,369	$(7,572,518)	$(101,687)	$7,374,153	$132,454	$16,360	$73,232

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $14,011,366.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$416,363
Gross Unrealized Depreciation	(490,333)
Net Unrealized Depreciation	$(73,970)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2060 Fund	as of May 31, 2020

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 21.8%
3,589	iShares Core S&P 500 ETF	$1,095,291	12.8
2,558	iShares Core S&P Small-Cap ETF	169,186	2.0
1,386	iShares Russell Mid-Cap Growth ETF	214,303	2.5
996	Vanguard Russell 1000 Growth ETF	188,951	2.2
1,969	Vanguard Value ETF	199,657	2.3
	Total Exchange-Traded Funds (Cost $1,841,109)	1,867,388	21.8

MUTUAL FUNDS: 78.2%
Affiliated Investment Companies: 52.7%
30,999	Voya Intermediate Bond Fund — Class P3	326,422	3.8
12,544	Voya Large Cap Growth Fund — Class P3	633,239	7.4
50,992	Voya Large Cap Value Fund — Class P3	553,776	6.5
46,218	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	514,872	6.0
130,081	Voya Multi-Manager International Equity Fund — Class P3	1,351,540	15.8
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
85,956	Voya Multi-Manager International Factors Fund — Class P3	$732,344	8.6
27,031	Voya Multi-Manager Mid Cap Value Fund — Class P3	215,978	2.6
13,748	Voya Small Company Fund — Class P3	172,948	2.0
		4,501,119	52.7

Unaffiliated Investment Companies: 25.5%
64,878	TIAA-CREF S&P 500 Index Fund — Class I	2,181,206	25.5

	Total Mutual Funds (Cost $6,698,353)	6,682,325	78.2
	Total Investments in Securities (Cost $8,539,462)	$8,549,713	100.0
	Assets in Excess of Other Liabilities	1,577	0.0
	Net Assets	$8,551,290	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,867,388	$—	$—	$1,867,388
Mutual Funds	6,682,325	—	—	6,682,325
Total Investments, at fair value	$8,549,713	$—	$—	$8,549,713

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2060 Fund	as of May 31, 2020 (CONTINUED)

The following table provides transactions during the year ended May 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$164,944	$560,775	$(400,061)	$764	$326,422	$8,878	$13,057	$147
Voya Large Cap Growth Fund — Class P3	300,542	1,303,650	(1,000,249)	29,296	633,239	3,346	34,537	19,830
Voya Large Cap Value Fund — Class P3	—	639,804	(109,279)	23,251	553,776	507	(1,420)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	349,502	568,852	(372,907)	(30,575)	514,872	8,867	(9,798)	2,737
Voya Multi-Manager International Equity Fund — Class P3	671,504	982,729	(265,542)	(37,151)	1,351,540	20,157	(4,793)	—
Voya Multi-Manager International Factors Fund — Class P3	394,437	541,114	(177,477)	(25,730)	732,344	18,790	(16,536)	—
Voya Multi-Manager Mid Cap Value Fund — Class P3	115,068	170,936	(36,274)	(33,752)	215,978	1,975	3,783	14,509
Voya Small Company Fund — Class P3	138,272	504,664	(467,353)	(2,635)	172,948	251	(13,000)	—
Voya U.S. High Dividend Low Volatility Fund — Class P3	255,341	971,166	(1,225,615)	(892)	—	10,169	(38,264)	5,026
	$2,389,610	$6,243,690	$(4,054,757)	$(77,424)	$4,501,119	$72,940	$(32,434)	$42,249

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $8,672,574.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$221,786
Gross Unrealized Depreciation	(344,647)
Net Unrealized Depreciation	$(122,861)

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended May 31, 2020 were as follows:

Fund Name	Type	Per Share Amount
Voya Target In-Retirement Fund
Class A	NII	$0.2667
Class I	NII	$0.2898
Class R	NII	$0.2371
Class R6	NII	$0.2921
All Classes	STCG	$0.2129
All Classes	LTCG	$0.1061
Voya Target Retirement 2020 Fund
Class A	NII	$0.2247
Class I	NII	$0.2519
Class R	NII	$0.1955
Class R6	NII	$0.2525
All Classes	STCG	$0.1424
All Classes	LTCG	$0.1193
Voya Target Retirement 2025 Fund
Class A	NII	$0.2281
Class I	NII	$0.2398
Class R	NII	$0.1962
Class R6	NII	$0.2481
All Classes	STCG	$0.0795
All Classes	LTCG	$0.2132
Voya Target Retirement 2030 Fund
Class A	NII	$0.1945
Class I	NII	$0.2119
Class R	NII	$0.1700
Class R6	NII	$0.2174
All Classes	STCG	$0.1192
All Classes	LTCG	$0.1857
Voya Target Retirement 2035 Fund
Class A	NII	$0.1925
Class I	NII	$0.2139
Class R	NII	$0.1737
Class R6	NII	$0.2151
All Classes	STCG	$0.1531
All Classes	LTCG	$0.1708
Fund Name	Type	Per Share Amount
Voya Target Retirement 2040 Fund
Class A	NII	$0.1758
Class I	NII	$0.1934
Class R	NII	$0.1289
Class R6	NII	$0.1985
All Classes	STCG	$0.2017
All Classes	LTCG	$0.1450
Voya Target Retirement 2045 Fund
Class A	NII	$0.1773
Class I	NII	$0.2049
Class R	NII	$0.1304
Class R6	NII	$0.2052
All Classes	STCG	$0.2305
All Classes	LTCG	$0.1928
Voya Target Retirement 2050 Fund
Class A	NII	$0.1712
Class I	NII	$0.1938
Class R	NII	$0.1728
Class R6	NII	$0.1977
All Classes	STCG	$0.2564
All Classes	LTCG	$0.1702
Voya Target Retirement 2055 Fund
Class A	NII	$0.1760
Class I	NII	$0.2080
Class R	NII	$0.1561
Class R6	NII	$0.2080
All Classes	STCG	$0.3734
All Classes	LTCG	$0.2331
Voya Target Retirement 2060 Fund
Class A	NII	$0.1540
Class I	NII	$0.1775
Class R	NII	$0.1256
Class R6	NII	$0.1775
All Classes	STCG	$0.2296
All Classes	LTCG	$0.2709

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

For the year ended May 31, 2020, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Target In-Retirement Fund	14.72%
Voya Target Retirement 2020 Fund	20.39%
Voya Target Retirement 2025 Fund	34.54%
Voya Target Retirement 2030 Fund	39.16%
Voya Target Retirement 2035 Fund	41.13%
Voya Target Retirement 2040 Fund	40.00%
Voya Target Retirement 2045 Fund	44.47%
Voya Target Retirement 2050 Fund	52.14%
Voya Target Retirement 2055 Fund	44.08%
Voya Target Retirement 2060 Fund	55.05%
The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Target In-Retirement Fund	$97,378
Voya Target Retirement 2020 Fund	$155,839
Voya Target Retirement 2025 Fund	$501,399
Voya Target Retirement 2030 Fund	$421,084
Voya Target Retirement 2035 Fund	$384,809
Voya Target Retirement 2040 Fund	$259,100
Voya Target Retirement 2045 Fund	$342,769
Voya Target Retirement 2050 Fund	$201,430
Voya Target Retirement 2055 Fund	$225,726
Voya Target Retirement 2060 Fund	$158,932

TAX INFORMATION (UNAUDITED) (CONTINUED)

The Funds designate the following amounts as Section 199A dividends:

Voya Target In-Retirement Fund	$5,020
Voya Target Retirement 2020 Fund	$4,594
Voya Target Retirement 2025 Fund	$9,977
Voya Target Retirement 2030 Fund	$10,435
Voya Target Retirement 2035 Fund	$6,713
Voya Target Retirement 2040 Fund	$5,972
Voya Target Retirement 2045 Fund	$6,781
Voya Target Retirement 2050 Fund	$4,091
Voya Target Retirement 2055 Fund	$3,748
Voya Target Retirement 2060 Fund	$2,225

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2020:

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Voya Target In-Retirement Fund	$1,447	$0.0015	4.15%
Voya Target Retirement 2020 Fund	$3,001	$0.0020	6.25%
Voya Target Retirement 2025 Fund	$8,876	$0.0032	10.40%
Voya Target Retirement 2030 Fund	$11,483	$0.0046	14.05%
Voya Target Retirement 2035 Fund	$13,543	$0.0050	16.39%
Voya Target Retirement 2040 Fund	$11,700	$0.0062	16.41%
Voya Target Retirement 2045 Fund	$13,293	$0.0067	18.25%
Voya Target Retirement 2050 Fund	$8,984	$0.0064	21.02%
Voya Target Retirement 2055 Fund	$7,555	$0.0064	18.19%
Voya Target Retirement 2060 Fund	$4,218	$0.0054	22.84%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Trustee Chairperson	July 2007–Present January 2020–Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009–Present).	136	Dentaquest (February 2014–Present); RSR Partners, Inc. (2016–Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	May 2007–Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008–December 2019).	136	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007–Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000–Present).	136	Wisconsin Energy Corporation (June 2006–Present); The Royce Funds (22 funds) (December 2009–Present); and AMICA Mutual Insurance Company (1992–Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 70	Trustee	August 2015–Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006– November 2015).	136	None.
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	May 2013–Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999–Present).	136	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Trustee	May 2007–Present	Consultant (May 2001–Present).	136	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	October 2015–Present	Retired.	136	None.

Trustee who is an “interested person”:
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 47	Trustee	July 2018–Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018–Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004–August 2017).	136	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Voya Investments Distributor, LLC (April 2018–Present).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

(1)	Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)	For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of June 30, 2020.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 51	Chief Executive Officer	March 2018–Present
Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Senior Vice President and Chief Financial Officer, Voya Investments Distributor, LLC (September 2019–Present); Chief Financial Officer, Voya Investment Management (September 2014–Present). Formerly, Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015–March 2018).

Dina Santoro 230 Park Avenue New York, New York 10169 Age: 47	President	March 2018–Present
President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018–Present); Director, Voya Funds Services, LLC (March 2018–Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004–August 2017).

Jonathan Nash 230 Park Avenue New York, New York 10169 Age: 52	Executive Vice President Chief Investment Risk Officer	March 2020–Present March 2020–Present
Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017–Present); Formerly, Consultant, DA Capital LLC (January 2016–March 2017); Managing Director, Enterprise Risk, American International Group (AIG) (September 2014– March 2015).

James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 62	Executive Vice President	March 2018–Present
Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Chief Administrative Officer, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999–September 2017).

Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Chief Compliance Officer	February 2012–Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012–Present).

Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007–Present	President, Voya Funds Services, LLC (March 2018–Present) and Senior Vice President, Voya Investments, LLC (April 2005–Present).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Senior Vice President	March 2007–Present	Senior Vice President, Voya Investments, LLC (September 2003–Present).

Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 50	Senior Vice President	March 2007–Present
Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (March 2006–Present).

Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 47	Vice President And Treasurer	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (July 2012–Present).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Vice President	March 2007–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (September 2004–Present).

Table of Contents

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Vice President	September 2014–Present	Vice President, Voya Investments, LLC (October 2015–Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014–October 2015).

Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Vice President	September 2016–Present
Senior Vice President, Head of Fund Compliance and Chief Compliance Office, Voya Investments, LLC (March 2020–Present). Formerly, Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016–March 2020); and Vice President, Mutual Fund Compliance (March 2014–June 2016).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Vice President	March 2007–Present	Vice President, Voya Funds Services, LLC (November 1995–Present) and Voya Investments, LLC (August 1997–Present).

Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Vice President	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (July 2007–Present).

Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Vice President	March 2018–Present
Vice President, Voya Investments Distributor, LLC (April 2018–Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018–Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018–Present). Formerly, Vice President, Voya Investment Management (March 2014–February 2018).

Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 51	Vice President	May 2013–Present	Vice President — Director of Tax, Voya Investments, LLC (October 2015–Present). Formerly, Vice President — Director of Tax, Voya Funds Services, LLC (March 2013–October 2015).

Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 43	Anti-Money Laundering Officer	June 2018–Present
Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018–Present); Compliance Consultant, Voya Financial, Inc. (January 2019–Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009–December 2018).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Secretary	January 2020–Present	Vice President and Senior Counsel, Voya Investment Management — Mutual Fund Legal Department (March 2010–Present).

Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Assistant Secretary	June 2010–Present	Vice President and Senior Counsel, Voya Investment Management — Mutual Fund Legal Department (March 2010–Present).

Joanne F. Osberg 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 38	Assistant Secretary	January 2020–Present	Vice President and Counsel, Voya Investment Management — Mutual Fund Legal Department (January 2013–Present).

(1)	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	167983	(0520-072420)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Obermeyer are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Funds’ current Independent Registered Public Accounting Firm, billed to the Funds during the Funds’ fiscal year ended May 31, 2020 and the amount of fees that KPMG LLP (“KPMG”), the Funds’ prior Independent Registered Public Accounting Firm, billed to the Funds during the Funds’ fiscal year ended May 31, 2019.

(a)	Audit Fees(1): The aggregate fees billed for each of the last two fiscal years for professional services rendered by EY and KPMG, the principal accountant for each respective audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years $180,000 for the year ended May 31, 2020 and $215,000 for the year ended May 31, 2019.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by EY and KPMG that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2020 and $0 for the year ended May 31, 2019.

(c)	Tax Fees(2): The aggregate fees billed in each of the last two fiscal years for professional services rendered by EY and KPMG for tax compliance, tax advice, and tax planning were $13,750 for the year ended May 31, 2020 and $84,750 for the year ended May 31, 2019. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees(3): The aggregate fees billed in each of the last two fiscal years for products and services provided by EY and KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2020 and $42 for the year ended May 31, 2019.

(1) For the year ended May 31, 2020, KPMG billed $2,507 for Audit Fees.

(2) For the year ended May 31, 2020, KPMG billed $38,509 for Tax Fees.

(3) For the year ended May 31, 2020, KPMG billed $0 for All Other Fees.

(e)(1)   Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.       Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.       Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.       Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.       Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.       Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.       Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII. Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.       Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.       Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved: November 21, 2019

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $750 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2020 to December 31, 2020

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA PRIME RATE TRUST

VOYA NATURAL RESOURCES EQUITY INCOME FUND

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA SERIES FUND, INC.

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended May 31, 2020 and May 31, 2019; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2020(1)	2019
Voya Separate Portfolios Trust	$13,750	$84,792
Voya Investments, LLC (2)	$14,844,215	$55,200

(1) For the year ended May 31, 2020, KPMG billed the Registrant $38,509 for Non-Audit Fees.

(2) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 7, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 7, 2020